Shareholder Report			12 Months Ended
		Sep. 01, 2025	Aug. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type			N-CSR
Amendment Flag			false
Registrant Name			DBX ETF TRUST
Entity Central Index Key			0001503123
Entity Investment Company Type			N-1A
Document Period End Date			Aug. 31, 2026
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
C000191729
Shareholder Report [Line Items]
Fund Name			Xtrackers High Beta High Yield Bond ETF
Class Name			Xtrackers High Beta High Yield Bond ETF
Trading Symbol			HYUP
Security Exchange Name			NYSEArca
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Xtrackers High Beta High Yield Bond ETF (the "Fund") for the period September 1, 2025 to August 31, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.
Additional Information Phone Number			(844) 851‐4255
Additional Information Website			dws.com/etfreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
HYUP	$20	0.20%

Gross expense ratio as of the latest prospectus: 0.20%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount			$ 20
Expense Ratio, Percent			0.20%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive USD High Yield Corporates Total Market High Beta Index (the Underlying Index). The Underlying Index is designed to track the performance of the segment of the US dollar-denominated high yield corporate bond market that exhibits higher overall beta to the broader high yield corporate fixed income market.

The Fund returned 4.78% for the period ended August 31, 2026. The Fund's underlying index returned 4.91% and the Fund's broad-based index the Bloomberg U.S. Universal Bond Index returned 2.23% during the same period, while the Fund's additional, more narrowly based index, the Solactive USD High Yield Corporates Total Market Index, returned 4.87%.

The majority of sectors contributed positively to performance during the period with the greatest contribution coming from Consumer Cyclical, Energy and Consumer Non-Cyclical. The Transportation, Capital Goods and Utility Other sectors detracted from performance.

Line Graph [Table Text Block]
Table Summary
	Xtrackers High Beta High Yield Bond ETF - NAV	Solactive USD High Yield Corporates Total Market High Beta Index (the Underlying Index)	Bloomberg U.S. Universal Bond Index	Solactive USD High Yield Corporates Total Market Index
1/11/18	$10,000	$10,000	$10,000	$10,000
1/31/18	$10,000	$10,011	$9,939	$9,994
2/28/18	$9,905	$9,914	$9,845	$9,906
3/31/18	$9,808	$9,821	$9,895	$9,846
4/30/18	$9,908	$9,921	$9,829	$9,914
5/31/18	$9,934	$9,944	$9,882	$9,928
6/30/18	$10,000	$10,008	$9,868	$9,966
7/31/18	$10,134	$10,147	$9,889	$10,087
8/31/18	$10,206	$10,214	$9,937	$10,157
9/30/18	$10,275	$10,288	$9,895	$10,212
10/31/18	$10,045	$10,064	$9,812	$10,053
11/30/18	$9,932	$9,949	$9,856	$9,993
12/31/18	$9,621	$9,643	$10,010	$9,774
1/31/19	$10,158	$10,183	$10,148	$10,237
2/28/19	$10,373	$10,394	$10,159	$10,406
3/31/19	$10,467	$10,490	$10,343	$10,506
4/30/19	$10,646	$10,669	$10,357	$10,637
5/31/19	$10,433	$10,457	$10,516	$10,497
6/30/19	$10,744	$10,761	$10,665	$10,766
7/31/19	$10,800	$10,820	$10,696	$10,818
8/31/19	$10,805	$10,814	$10,939	$10,866
9/30/19	$10,820	$10,836	$10,891	$10,888
10/31/19	$10,855	$10,867	$10,926	$10,926
11/30/19	$10,858	$10,884	$10,924	$10,958
12/31/19	$11,190	$11,215	$10,940	$11,175
1/31/20	$11,125	$11,148	$11,137	$11,146
2/29/20	$10,877	$10,897	$11,304	$10,960
3/31/20	$9,552	$9,510	$11,083	$9,840
4/30/20	$9,785	$9,759	$11,305	$10,185
5/31/20	$10,307	$10,278	$11,410	$10,610
6/30/20	$10,363	$10,329	$11,506	$10,630
7/31/20	$10,906	$10,871	$11,708	$11,142
8/31/20	$11,063	$11,028	$11,640	$11,223
9/30/20	$10,929	$10,904	$11,619	$11,099
10/31/20	$10,933	$10,923	$11,578	$11,132
11/30/20	$11,521	$11,510	$11,729	$11,551
12/31/20	$11,824	$11,800	$11,769	$11,752
1/31/21	$11,856	$11,834	$11,695	$11,765
2/28/21	$11,902	$11,882	$11,544	$11,775
3/31/21	$11,973	$11,960	$11,410	$11,822
4/30/21	$12,108	$12,090	$11,506	$11,932
5/31/21	$12,129	$12,106	$11,550	$11,953
6/30/21	$12,283	$12,269	$11,634	$12,094
7/31/21	$12,292	$12,278	$11,751	$12,120
8/31/21	$12,358	$12,352	$11,743	$12,189
9/30/21	$12,371	$12,362	$11,643	$12,181
10/31/21	$12,313	$12,303	$11,633	$12,142
11/30/21	$12,140	$12,126	$11,647	$12,011
12/31/21	$12,449	$12,438	$11,639	$12,258
1/31/22	$12,059	$12,048	$11,384	$11,910
2/28/22	$11,948	$11,941	$11,229	$11,813
3/31/22	$11,859	$11,855	$10,928	$11,724
4/30/22	$11,331	$11,318	$10,520	$11,269
5/31/22	$11,322	$11,307	$10,578	$11,366
6/30/22	$10,394	$10,375	$10,367	$10,561
7/31/22	$11,131	$11,116	$10,627	$11,256
8/31/22	$10,805	$10,802	$10,351	$10,904
9/30/22	$10,315	$10,297	$9,905	$10,471
10/31/22	$10,715	$10,697	$9,796	$10,820
11/30/22	$10,882	$10,872	$10,162	$11,003
12/31/22	$10,768	$10,748	$10,127	$10,910
1/31/23	$11,274	$11,267	$10,441	$11,338
2/28/23	$11,130	$11,127	$10,185	$11,168
3/31/23	$11,151	$11,147	$10,424	$11,327
4/30/23	$11,257	$11,253	$10,487	$11,407
5/31/23	$11,118	$11,118	$10,379	$11,279
6/30/23	$11,424	$11,421	$10,362	$11,476
7/31/23	$11,622	$11,627	$10,373	$11,628
8/31/23	$11,681	$11,687	$10,310	$11,659
9/30/23	$11,558	$11,561	$10,064	$11,519
10/31/23	$11,319	$11,331	$9,913	$11,379
11/30/23	$11,879	$11,893	$10,359	$11,900
12/31/23	$12,426	$12,436	$10,752	$12,342
1/31/24	$12,379	$12,392	$10,727	$12,317
2/29/24	$12,467	$12,483	$10,598	$12,349
3/31/24	$12,612	$12,621	$10,702	$12,485
4/30/24	$12,470	$12,481	$10,452	$12,359
5/31/24	$12,608	$12,617	$10,625	$12,501
6/30/24	$12,712	$12,720	$10,722	$12,619
7/31/24	$13,041	$13,058	$10,966	$12,881
8/31/24	$13,266	$13,271	$11,127	$13,087
9/30/24	$13,570	$13,581	$11,294	$13,309
10/31/24	$13,511	$13,525	$11,037	$13,223
11/30/24	$13,704	$13,711	$11,154	$13,372
12/31/24	$13,648	$13,665	$10,985	$13,313
1/31/25	$13,866	$13,884	$11,051	$13,505
2/28/25	$13,956	$13,981	$11,280	$13,596
3/31/25	$13,710	$13,744	$11,277	$13,458
4/30/25	$13,662	$13,698	$11,317	$13,477
5/31/25	$13,955	$13,993	$11,260	$13,701
6/30/25	$14,258	$14,280	$11,435	$13,945
7/31/25	$14,322	$14,347	$11,419	$13,985
8/31/25	$14,520	$14,536	$11,556	$14,147
9/30/25	$14,628	$14,652	$11,678	$14,241
10/31/25	$14,611	$14,626	$11,755	$14,270
11/30/25	$14,679	$14,693	$11,826	$14,351
12/31/25	$14,816	$14,835	$11,818	$14,461
1/31/26	$14,909	$14,934	$11,836	$14,528
2/28/26	$14,920	$14,942	$12,016	$14,561
3/31/26	$14,733	$14,767	$11,801	$14,404
4/30/26	$15,033	$15,070	$11,837	$14,638
5/31/26	$15,090	$15,122	$11,879	$14,693
6/30/26	$15,096	$15,133	$11,910	$14,722
7/31/26	$15,051	$15,080	$11,764	$14,689
8/31/26	$15,214	$15,250	$11,814	$14,836

Average Annual Return [Table Text Block]
Table Summary
Fund/Index	1-Year	5-Year	Since Inception 1/11/18
Xtrackers High Beta High Yield Bond ETF - NAV	4.78%	4.24%	4.98%
Solactive USD High Yield Corporates Total Market High Beta Index	4.91%	4.31%	5.00%
Bloomberg U.S. Universal Bond Index	2.23%	0.10%	1.95%
Solactive USD High Yield Corporates Total Market Index	4.87%	4.01%	4.67%

AssetsNet			$ 47,602,269
Holdings Count | Holding			690
Advisory Fees Paid, Amount			$ 70,910
InvestmentCompanyPortfolioTurnover			60.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	47,602,269
Number of Portfolio Holdings	690
Portfolio Turnover Rate (%)	60
Total Net Advisory Fees Paid ($)	70,910
Modified duration to worst	3.4 years

Modified duration to worst is the measure of sensitivity of the prices of bonds held by the Fund to a change in interest rates, computed using each bond's nearest call or maturity date.

Holdings [Text Block]

Sector Allocation

Table Summary
Sector	% of Net Assets
Communications	21%
Consumer, Cyclical	16%
Consumer, Non-cyclical	15%
Financial	14%
Energy	10%
Basic Materials	6%
Technology	6%
Industrial	5%
Utilities	5%
Diversified	0%

Geographical Diversification

Table Summary
Country	% of Net Assets
United States	82%
Canada	4%
United Kingdom	3%
Luxembourg	2%
Other	6%

Largest Holdings [Text Block]

Credit Quality

Table Summary
Credit Rating	% of Net Assets
BBB	4%
BB	53%
B	32%
CCC	10%
CC	0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number			(844) 851-4255
Updated Prospectus Web Address			dws.com/en-us/resources/proxy-voting
C000194565
Shareholder Report [Line Items]
Fund Name			Xtrackers Low Beta High Yield Bond ETF
Class Name			Xtrackers Low Beta High Yield Bond ETF
Trading Symbol			HYDW
Security Exchange Name			NYSEArca
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Xtrackers Low Beta High Yield Bond ETF (the "Fund") for the period September 1, 2025 to August 31, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.
Additional Information Phone Number			(844) 851‐4255
Additional Information Website			dws.com/etfreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
HYDW	$20	0.20%

Gross expense ratio as of the latest prospectus: 0.20%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount			$ 20
Expense Ratio, Percent			0.20%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive USD High Yield Corporates Total Market Low Beta Index (the Underlying Index). The Underlying Index is designed to track the performance of the segment of the U.S. dollar denominated high yield corporate bond market that exhibits lower overall beta to the broader high yield corporate fixed income market.

The Fund returned 4.54% for the period ended August 31, 2026. The Fund's underlying index returned 4.73% and the Fund's broad-based index the Bloomberg U.S. Universal Bond Index returned 2.23% during the same period, while the Fund's additional, more narrowly based index, the Solactive USD High Yield Corporates Total Market Index, returned 4.87%.

All sectors contributed positively to performance during the period with the greatest contribution coming from Consumer Cyclical, Capital Goods and Consumer Non-Cyclical.

Line Graph [Table Text Block]
Table Summary
	Xtrackers Low Beta High Yield Bond ETF - NAV	Solactive USD High Yield Corporates Total Market Low Beta Index (the Underlying Index)	Bloomberg U.S. Universal Bond Index	Solactive USD High Yield Corporates Total Market Index
1/11/18	$10,000	$10,000	$10,000	$10,000
1/31/18	$9,972	$9,980	$9,939	$9,994
2/28/18	$9,894	$9,899	$9,845	$9,906
3/31/18	$9,867	$9,877	$9,895	$9,846
4/30/18	$9,892	$9,905	$9,829	$9,914
5/31/18	$9,892	$9,906	$9,882	$9,928
6/30/18	$9,905	$9,913	$9,868	$9,966
7/31/18	$9,998	$10,011	$9,889	$10,087
8/31/18	$10,072	$10,083	$9,937	$10,157
9/30/18	$10,103	$10,115	$9,895	$10,212
10/31/18	$10,006	$10,027	$9,812	$10,053
11/30/18	$10,012	$10,029	$9,856	$9,993
12/31/18	$9,894	$9,912	$10,010	$9,774
1/31/19	$10,256	$10,278	$10,148	$10,237
2/28/19	$10,371	$10,394	$10,159	$10,406
3/31/19	$10,473	$10,497	$10,343	$10,506
4/30/19	$10,543	$10,569	$10,357	$10,637
5/31/19	$10,490	$10,513	$10,516	$10,497
6/30/19	$10,713	$10,737	$10,665	$10,766
7/31/19	$10,752	$10,779	$10,696	$10,818
8/31/19	$10,863	$10,882	$10,939	$10,866
9/30/19	$10,879	$10,901	$10,891	$10,888
10/31/19	$10,921	$10,944	$10,926	$10,926
11/30/19	$10,962	$10,988	$10,924	$10,958
12/31/19	$11,041	$11,073	$10,940	$11,175
1/31/20	$11,053	$11,082	$11,137	$11,146
2/29/20	$10,934	$10,959	$11,304	$10,960
3/31/20	$10,148	$10,121	$11,083	$9,840
4/30/20	$10,578	$10,564	$11,305	$10,185
5/31/20	$10,876	$10,853	$11,410	$10,610
6/30/20	$10,857	$10,838	$11,506	$10,630
7/31/20	$11,332	$11,316	$11,708	$11,142
8/31/20	$11,336	$11,324	$11,640	$11,223
9/30/20	$11,209	$11,195	$11,619	$11,099
10/31/20	$11,254	$11,240	$11,578	$11,132
11/30/20	$11,502	$11,494	$11,729	$11,551
12/31/20	$11,620	$11,609	$11,769	$11,752
1/31/21	$11,611	$11,601	$11,695	$11,765
2/28/21	$11,585	$11,574	$11,544	$11,775
3/31/21	$11,593	$11,590	$11,410	$11,822
4/30/21	$11,682	$11,677	$11,506	$11,932
5/31/21	$11,706	$11,699	$11,550	$11,953
6/30/21	$11,819	$11,815	$11,634	$12,094
7/31/21	$11,863	$11,857	$11,751	$12,120
8/31/21	$11,917	$11,920	$11,743	$12,189
9/30/21	$11,888	$11,891	$11,643	$12,181
10/31/21	$11,868	$11,870	$11,633	$12,142
11/30/21	$11,783	$11,783	$11,647	$12,011
12/31/21	$11,956	$11,957	$11,639	$12,258
1/31/22	$11,656	$11,658	$11,384	$11,910
2/28/22	$11,570	$11,570	$11,229	$11,813
3/31/22	$11,480	$11,482	$10,928	$11,724
4/30/22	$11,114	$11,114	$10,520	$11,269
5/31/22	$11,332	$11,332	$10,578	$11,366
6/30/22	$10,681	$10,676	$10,367	$10,561
7/31/22	$11,319	$11,312	$10,627	$11,256
8/31/22	$10,922	$10,922	$10,351	$10,904
9/30/22	$10,577	$10,568	$9,905	$10,471
10/31/22	$10,865	$10,861	$9,796	$10,820
11/30/22	$11,042	$11,045	$10,162	$11,003
12/31/22	$10,996	$10,986	$10,127	$10,910
1/31/23	$11,313	$11,314	$10,441	$11,338
2/28/23	$11,114	$11,117	$10,185	$11,168
3/31/23	$11,401	$11,406	$10,424	$11,327
4/30/23	$11,458	$11,462	$10,487	$11,407
5/31/23	$11,331	$11,341	$10,379	$11,279
6/30/23	$11,426	$11,435	$10,362	$11,476
7/31/23	$11,515	$11,529	$10,373	$11,628
8/31/23	$11,517	$11,531	$10,310	$11,659
9/30/23	$11,366	$11,375	$10,064	$11,519
10/31/23	$11,307	$11,322	$9,913	$11,379
11/30/23	$11,782	$11,803	$10,359	$11,900
12/31/23	$12,115	$12,134	$10,752	$12,342
1/31/24	$12,106	$12,131	$10,727	$12,317
2/29/24	$12,082	$12,107	$10,598	$12,349
3/31/24	$12,215	$12,240	$10,702	$12,485
4/30/24	$12,106	$12,133	$10,452	$12,359
5/31/24	$12,247	$12,276	$10,625	$12,501
6/30/24	$12,378	$12,407	$10,722	$12,619
7/31/24	$12,542	$12,577	$10,966	$12,881
8/31/24	$12,746	$12,773	$11,127	$13,087
9/30/24	$12,858	$12,893	$11,294	$13,309
10/31/24	$12,738	$12,775	$11,037	$13,222
11/30/24	$12,848	$12,881	$11,154	$13,372
12/31/24	$12,774	$12,809	$10,985	$13,313
1/31/25	$12,932	$12,970	$11,051	$13,505
2/28/25	$13,012	$13,052	$11,280	$13,596
3/31/25	$12,967	$13,015	$11,277	$13,458
4/30/25	$13,048	$13,096	$11,317	$13,477
5/31/25	$13,201	$13,252	$11,260	$13,706
6/30/25	$13,383	$13,438	$11,435	$13,945
7/31/25	$13,393	$13,450	$11,419	$13,985
8/31/25	$13,530	$13,584	$11,556	$14,147
9/30/25	$13,594	$13,654	$11,678	$14,241
10/31/25	$13,682	$13,740	$11,755	$14,270
11/30/25	$13,775	$13,834	$11,826	$14,351
12/31/25	$13,845	$13,906	$11,818	$14,461
1/31/26	$13,871	$13,937	$11,836	$14,528
2/28/26	$13,925	$13,992	$12,016	$14,561
3/31/26	$13,780	$13,856	$11,801	$14,404
4/30/26	$13,936	$14,014	$11,837	$14,638
5/31/26	$13,996	$14,070	$11,879	$14,693
6/30/26	$14,036	$14,116	$11,910	$14,722
7/31/26	$14,030	$14,106	$11,764	$14,689
8/31/26	$14,143	$14,226	$11,814	$14,836

Average Annual Return [Table Text Block]
Table Summary
Fund/Index	1-Year	5-Year	Since Inception 1/11/18
Xtrackers Low Beta High Yield Bond ETF - NAV	4.54%	3.48%	4.09%
Solactive USD High Yield Corporates Total Market Low Beta Index	4.73%	3.60%	4.16%
Bloomberg U.S. Universal Bond Index	2.23%	0.10%	1.95%
Solactive USD High Yield Corporates Total Market Index	4.87%	4.01%	4.67%

AssetsNet			$ 63,084,389
Holdings Count | Holding			583
Advisory Fees Paid, Amount			$ 177,970
InvestmentCompanyPortfolioTurnover			54.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	63,084,389
Number of Portfolio Holdings	583
Portfolio Turnover Rate (%)	54
Total Net Advisory Fees Paid ($)	177,970
Modified duration to worst	2.5 years

Modified duration to worst is the measure of sensitivity of the prices of bonds held by the Fund to a change in interest rates, computed using each bond's nearest call or maturity date.

Holdings [Text Block]

Sector Allocation

Table Summary
Sector	% of Net Assets
Consumer, Non-cyclical	22%
Consumer, Cyclical	17%
Industrial	15%
Financial	13%
Energy	11%
Communications	9%
Basic Materials	4%
Technology	4%
Utilities	2%

Geographical Diversification

Table Summary
Country	% of Net Assets
United States	86%
Canada	4%
Other	7%

Largest Holdings [Text Block]

Credit Quality

Table Summary
Credit Rating	% of Net Assets
BBB	13%
BB	75%
B	11%
CCC	0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number			(844) 851-4255
Updated Prospectus Web Address			dws.com/en-us/resources/proxy-voting
C000191727
Shareholder Report [Line Items]
Fund Name			Xtrackers Short Duration High Yield Bond ETF
Class Name			Xtrackers Short Duration High Yield Bond ETF
Trading Symbol			SHYL
Security Exchange Name			NYSEArca
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Xtrackers Short Duration High Yield Bond ETF (the "Fund") for the period September 1, 2025 to August 31, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.
Additional Information Phone Number			(844) 851‐4255
Additional Information Website			dws.com/etfreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SHYL	$20	0.20%

Gross expense ratio as of the latest prospectus: 0.20%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount			$ 20
Expense Ratio, Percent			0.20%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive USD High Yield Corporates Total Market 0-5 Year Index (the Underlying Index). The Underlying Index is designed to track the performance of short-term publicly issued US dollar denominated below investment grade corporate debt.

The Fund returned 4.32% for the period ended August 31, 2026. The Fund's underlying index returned 4.50% and the Fund's broad-based index the Bloomberg U.S. Universal Bond Index returned 2.23% during the same period, while the Fund's additional, more narrowly based index, the Solactive USD High Yield Corporates Total Market Index, returned 4.87%.

The majority of sectors contributed positively to performance during the period with the greatest contribution coming from Consumer Cyclical, Consumer Non-Cyclical and Energy. The Transportation and Utility Other sectors detracted from performance.

Line Graph [Table Text Block]
Table Summary
	Xtrackers Short Duration High Yield Bond ETF - NAV	Solactive USD High Yield Corporates Total Market 0-5 Year Index (the Underlying Index)	Bloomberg U.S. Universal Bond Index	Solactive USD High Yield Corporates Total Market Index
1/10/18	$10,000	$10,000	$10,000	$10,000
1/31/18	$10,019	$10,025	$9,952	$9,965
2/28/18	$9,978	$9,986	$9,857	$9,876
3/31/18	$9,954	$9,957	$9,907	$9,817
4/30/18	$10,016	$10,028	$9,841	$9,884
5/31/18	$10,055	$10,065	$9,895	$9,898
6/30/18	$10,093	$10,098	$9,880	$9,936
7/31/18	$10,188	$10,198	$9,901	$10,057
8/31/18	$10,247	$10,249	$9,950	$10,126
9/30/18	$10,308	$10,311	$9,907	$10,181
10/31/18	$10,177	$10,192	$9,824	$10,023
11/30/18	$10,140	$10,147	$9,868	$9,963
12/31/18	$9,939	$9,948	$10,023	$9,745
1/31/19	$10,315	$10,320	$10,161	$10,206
2/28/19	$10,458	$10,463	$10,172	$10,374
3/31/19	$10,514	$10,519	$10,356	$10,475
4/30/19	$10,597	$10,601	$10,370	$10,606
5/31/19	$10,504	$10,503	$10,529	$10,465
6/30/19	$10,676	$10,680	$10,678	$10,734
7/31/19	$10,714	$10,719	$10,710	$10,786
8/31/19	$10,735	$10,734	$10,952	$10,833
9/30/19	$10,741	$10,747	$10,905	$10,856
10/31/19	$10,761	$10,770	$10,940	$10,894
11/30/19	$10,747	$10,772	$10,938	$10,925
12/31/19	$10,931	$10,966	$10,954	$11,141
1/31/20	$10,905	$10,940	$11,151	$11,113
2/29/20	$10,763	$10,804	$11,318	$10,927
3/31/20	$9,732	$9,700	$11,097	$9,810
4/30/20	$9,926	$9,970	$11,319	$10,154
5/31/20	$10,241	$10,278	$11,425	$10,578
6/30/20	$10,314	$10,352	$11,520	$10,598
7/31/20	$10,699	$10,734	$11,722	$11,109
8/31/20	$10,796	$10,832	$11,655	$11,190
9/30/20	$10,721	$10,759	$11,634	$11,065
10/31/20	$10,753	$10,789	$11,592	$11,099
11/30/20	$11,119	$11,160	$11,743	$11,516
12/31/20	$11,308	$11,345	$11,784	$11,717
1/31/21	$11,357	$11,393	$11,710	$11,730
2/28/21	$11,420	$11,457	$11,559	$11,775
3/31/21	$11,499	$11,546	$11,424	$11,787
4/30/21	$11,594	$11,641	$11,520	$11,896
5/31/21	$11,634	$11,679	$11,564	$11,917
6/30/21	$11,721	$11,775	$11,648	$12,057
7/31/21	$11,715	$11,769	$11,765	$12,084
8/31/21	$11,753	$11,823	$11,758	$12,153
9/30/21	$11,768	$11,839	$11,657	$12,144
10/31/21	$11,773	$11,846	$11,648	$12,106
11/30/21	$11,673	$11,744	$11,662	$11,975
12/31/21	$11,832	$11,911	$11,654	$12,221
1/31/22	$11,644	$11,721	$11,398	$11,874
2/28/22	$11,586	$11,658	$11,243	$11,778
3/31/22	$11,556	$11,630	$10,941	$11,689
4/30/22	$11,308	$11,375	$10,533	$11,235
5/31/22	$11,355	$11,422	$10,591	$11,332
6/30/22	$10,759	$10,815	$10,380	$10,530
7/31/22	$11,280	$11,348	$10,641	$11,222
8/31/22	$11,065	$11,143	$10,364	$10,871
9/30/22	$10,795	$10,861	$9,917	$10,440
10/31/22	$11,101	$11,166	$9,809	$10,788
11/30/22	$11,245	$11,309	$10,174	$10,970
12/31/22	$11,205	$11,261	$10,140	$10,877
1/31/23	$11,541	$11,609	$10,454	$11,304
2/28/23	$11,445	$11,506	$10,197	$11,134
3/31/23	$11,544	$11,601	$10,437	$11,293
4/30/23	$11,634	$11,689	$10,500	$11,373
5/31/23	$11,539	$11,602	$10,392	$11,245
6/30/23	$11,731	$11,791	$10,375	$11,442
7/31/23	$11,848	$11,914	$10,386	$11,593
8/31/23	$11,910	$11,975	$10,323	$11,624
9/30/23	$11,850	$11,909	$10,077	$11,485
10/31/23	$11,724	$11,787	$9,925	$11,345
11/30/23	$12,132	$12,200	$10,372	$11,864
12/31/23	$12,512	$12,579	$10,766	$12,305
1/31/24	$12,501	$12,572	$10,740	$12,281
2/29/24	$12,580	$12,654	$10,611	$12,312
3/31/24	$12,683	$12,753	$10,715	$12,448
4/30/24	$12,594	$12,667	$10,465	$12,322
5/31/24	$12,714	$12,790	$10,638	$12,464
6/30/24	$12,823	$12,899	$10,736	$12,581
7/31/24	$13,055	$13,138	$10,979	$12,842
8/31/24	$13,250	$13,324	$11,141	$13,048
9/30/24	$13,474	$13,557	$11,292	$13,309
10/31/24	$13,442	$13,527	$11,036	$13,223
11/30/24	$13,587	$13,665	$11,152	$13,372
12/31/24	$13,563	$13,640	$10,984	$13,313
1/31/25	$13,742	$13,822	$11,050	$13,505
2/28/25	$13,825	$13,912	$11,278	$13,596
3/31/25	$13,681	$13,775	$11,276	$13,458
4/30/25	$13,701	$13,794	$11,315	$13,477
5/31/25	$13,918	$14,014	$11,258	$13,701
6/30/25	$14,134	$14,216	$11,433	$13,945
7/31/25	$14,183	$14,267	$11,417	$13,985
8/31/25	$14,342	$14,422	$11,554	$14,147
9/30/25	$14,418	$14,505	$11,677	$14,199
10/31/25	$14,455	$14,537	$11,754	$14,227
11/30/25	$14,517	$14,599	$11,825	$14,308
12/31/25	$14,627	$14,709	$11,816	$14,417
1/31/26	$14,665	$14,758	$11,834	$14,485
2/28/26	$14,679	$14,771	$12,014	$14,517
3/31/26	$14,578	$14,678	$11,799	$14,361
4/30/26	$14,783	$14,888	$11,835	$14,594
5/31/26	$14,834	$14,935	$11,877	$14,649
6/30/26	$14,858	$14,964	$11,908	$14,677
7/31/26	$14,855	$14,943	$11,762	$14,645
8/31/26	$14,961	$15,070	$11,812	$14,792

Average Annual Return [Table Text Block]
Table Summary
Fund/Index	1-Year	5-Year	Since Inception 1/10/18
Xtrackers Short Duration High Yield Bond ETF - NAV	4.32%	4.94%	4.77%
Solactive USD High Yield Corporates Total Market 0-5 Year Index	4.50%	4.97%	4.86%
Bloomberg U.S. Universal Bond Index	2.23%	0.10%	1.95%
Solactive USD High Yield Corporates Total Market Index	4.87%	4.01%	4.63%

AssetsNet			$ 267,263,118
Holdings Count | Holding			831
Advisory Fees Paid, Amount			$ 503,302
InvestmentCompanyPortfolioTurnover			46.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	267,263,118
Number of Portfolio Holdings	831
Portfolio Turnover Rate (%)	46
Total Net Advisory Fees Paid ($)	503,302
Modified duration to worst	2.2 years

Modified duration to worst is the measure of sensitivity of the prices of bonds held by the Fund to a change in interest rates, computed using each bond's nearest call or maturity date.

Holdings [Text Block]

Sector Allocation

Table Summary
Sector	% of Net Assets
Consumer, Cyclical	19%
Consumer, Non-cyclical	18%
Communications	16%
Financial	15%
Industrial	9%
Energy	9%
Technology	5%
Basic Materials	5%
Utilities	2%
Diversified	0%

Geographical Diversification

Table Summary
Country	% of Net Assets
United States	83%
Canada	5%
Luxembourg	2%
United Kingdom	2%
Japan	2%
Other	4%

Largest Holdings [Text Block]

Credit Quality

Table Summary
Credit Rating	% of Net Assets
BBB	8%
BB	62%
B	22%
CCC	7%
CC	0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number			(844) 851-4255
Updated Prospectus Web Address			dws.com/en-us/resources/proxy-voting
C000245668
Shareholder Report [Line Items]
Fund Name			Xtrackers USD High Yield BB-B ex Financials ETF
Class Name			Xtrackers USD High Yield BB-B ex Financials ETF
Trading Symbol			BHYB
Security Exchange Name			CboeBZX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Xtrackers USD High Yield BB-B ex Financials ETF (the "Fund") for the period September 1, 2025 to August 31, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.
Additional Information Phone Number			(844) 851‐4255
Additional Information Website			dws.com/etfreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BHYB	$21	0.20%

Gross expense ratio as of the latest prospectus: 0.20%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount			$ 21
Expense Ratio, Percent			0.20%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the ICE BofA BB-B Non-FNCL Non-Distressed US HY Constrained Index (the Underlying Index). The Underlying Index is a subset of the ICE BofA US High Yield Index which is designed to track the performance of US dollar denominated below investment grade corporate debt publicly issued in the US domestic market.

The Fund returned 5.34% for the period ended August 31, 2026. The Fund's underlying index returned 5.45% and the Fund's broad-based index the  Bloomberg U.S. Universal Bond Index returned 2.23% during the same period.

All sectors contributed positively to performance during the period with the greatest contribution coming from Consumer Cyclical, Energy and Communications.

Line Graph [Table Text Block]
Table Summary
	Xtrackers USD High Yield BB-B ex Financials ETF - NAV	ICE BofA BB-B Non-FNCL Non-Distressed US HY Constrained Index (the Underlying Index)	Bloomberg U.S. Universal Bond Index
10/27/23	$10,000	$10,000	$10,000
10/31/23	$10,047	$10,052	$9,975
11/30/23	$10,507	$10,515	$10,424
12/31/23	$10,856	$10,862	$10,820
1/31/24	$10,867	$10,876	$10,794
2/29/24	$10,864	$10,877	$10,665
3/31/24	$10,991	$11,002	$10,769
4/30/24	$10,883	$10,897	$10,518
5/31/24	$11,001	$11,012	$10,692
6/30/24	$11,108	$11,119	$10,790
7/31/24	$11,287	$11,302	$11,035
8/31/24	$11,462	$11,474	$11,197
9/30/24	$11,582	$11,600	$11,353
10/31/24	$11,495	$11,513	$11,095
11/30/24	$11,614	$11,631	$11,212
12/31/24	$11,552	$11,569	$11,043
1/31/25	$11,709	$11,723	$11,109
2/28/25	$11,781	$11,802	$11,339
3/31/25	$11,676	$11,700	$11,336
4/30/25	$11,686	$11,711	$11,376
5/31/25	$11,878	$11,898	$11,318
6/30/25	$12,095	$12,122	$11,495
7/31/25	$12,127	$12,155	$11,478
8/31/25	$12,279	$12,302	$11,616
9/30/25	$12,380	$12,408	$11,739
10/31/25	$12,420	$12,445	$11,817
11/30/25	$12,499	$12,525	$11,888
12/31/25	$12,577	$12,606	$11,880
1/31/26	$12,645	$12,672	$11,898
2/28/26	$12,693	$12,723	$12,079
3/31/26	$12,542	$12,579	$11,863
4/30/26	$12,734	$12,774	$11,899
5/31/26	$12,806	$12,844	$11,941
6/30/26	$12,842	$12,879	$11,972
7/31/26	$12,809	$12,841	$11,825
8/31/26	$12,935	$12,973	$11,876

Average Annual Return [Table Text Block]
Table Summary
Fund/Index	1-Year	Since Inception 10/27/23
Xtrackers USD High Yield BB-B ex Financials ETF - NAV	5.34%	9.45%
ICE BofA BB-B Non-FNCL Non-Distressed US HY Constrained Index	5.45%	9.56%
Bloomberg U.S. Universal Bond Index	2.23%	6.22%

AssetsNet			$ 3,118,831,814
Holdings Count | Holding			1,471
Advisory Fees Paid, Amount			$ 3,777,295
InvestmentCompanyPortfolioTurnover			37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	3,118,831,814
Number of Portfolio Holdings	1,471
Portfolio Turnover Rate (%)	37
Total Net Advisory Fees Paid ($)	3,777,295
Modified duration to worst	3.1 years

Modified duration to worst is the measure of sensitivity of the prices of bonds held by the Fund to a change in interest rates, computed using each bond's nearest call or maturity date.

Holdings [Text Block]

Sector Allocation

Table Summary
Sector	% of Net Assets
Consumer, Cyclical	20%
Communications	18%
Consumer, Non-cyclical	17%
Energy	13%
Industrial	11%
Basic Materials	6%
Technology	5%
Financial	4%
Utilities	4%
Diversified	0%

Geographical Diversification

Table Summary
Country	% of Net Assets
United States	85%
Canada	4%
United Kingdom	2%
Other	7%

Largest Holdings [Text Block]

Credit Quality

Table Summary
Credit Rating	% of Net Assets
BBB	8%
BB	69%
B	23%

Material Fund Change [Text Block]
Updated Prospectus Phone Number			(844) 851-4255
Updated Prospectus Web Address			dws.com/en-us/resources/proxy-voting
C000138373
Shareholder Report [Line Items]
Fund Name			Xtrackers USD High Yield Corporate Bond ETF
Class Name			Xtrackers USD High Yield Corporate Bond ETF
Trading Symbol			HYLB
Security Exchange Name			NYSEArca
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Xtrackers USD High Yield Corporate Bond ETF (the "Fund") for the period September 1, 2025 to August 31, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.
Additional Information Phone Number			(844) 851‐4255
Additional Information Website			dws.com/etfreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
HYLB	$5	0.05%

Gross expense ratio as of the latest prospectus: 0.05%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount			$ 5
Expense Ratio, Percent			0.05%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive USD High Yield Corporates Total Market Index (the Underlying Index). The Underlying Index is designed to track the performance of a basket of U.S. dollar-denominated high yield liquid corporate bonds.

The Fund returned 4.86% for the period ended August 31, 2026. The Fund's underlying index returned 4.87% and the Fund's broad-based index the Bloomberg U.S. Universal Bond Index returned 2.23% during the same period, while the Fund's additional, more narrowly based index, the iBoxx USD Liquid High Yield Index, returned 4.72%.

The majority of sectors contributed positively to performance during the period with the greatest contribution coming from Consumer Cyclical, Energy and Consumer Non-Cyclical. The Transportation and Utility Other sectors detracted from performance.

Line Graph [Table Text Block]
Table Summary
	Xtrackers USD High Yield Corporate Bond ETF - NAV	Solactive USD High Yield Corporates Total Market Index (the Underlying Index)	Bloomberg U.S. Universal Bond Index	iBoxx USD Liquid High Yield Index
12/7/16	$10,000	$10,000	$10,000	$10,000
12/31/16	$10,121	$10,132	$10,005	$10,086
1/31/17	$10,216	$10,243	$10,040	$10,195
2/28/17	$10,371	$10,396	$10,118	$10,348
3/31/17	$10,347	$10,374	$10,103	$10,320
4/30/17	$10,451	$10,474	$10,198	$10,422
5/31/17	$10,541	$10,568	$10,277	$10,523
6/30/17	$10,550	$10,578	$10,281	$10,534
7/31/17	$10,656	$10,693	$10,319	$10,647
8/31/17	$10,644	$10,684	$10,408	$10,630
9/30/17	$10,726	$10,762	$10,371	$10,713
10/31/17	$10,751	$10,795	$10,384	$10,745
11/30/17	$10,705	$10,753	$10,368	$10,703
12/31/17	$10,725	$10,771	$10,414	$10,723
1/31/18	$10,770	$10,823	$10,314	$10,771
2/28/18	$10,672	$10,727	$10,216	$10,671
3/31/18	$10,608	$10,663	$10,268	$10,612
4/30/18	$10,678	$10,736	$10,199	$10,694
5/31/18	$10,691	$10,751	$10,255	$10,713
6/30/18	$10,736	$10,792	$10,240	$10,759
7/31/18	$10,861	$10,923	$10,261	$10,888
8/31/18	$10,942	$10,999	$10,312	$10,969
9/30/18	$11,000	$11,059	$10,268	$11,028
10/31/18	$10,821	$10,887	$10,182	$10,850
11/30/18	$10,759	$10,822	$10,228	$10,797
12/31/18	$10,520	$10,584	$10,388	$10,564
1/31/19	$11,013	$11,086	$10,531	$11,069
2/28/19	$11,193	$11,268	$10,542	$11,248
3/31/19	$11,301	$11,377	$10,733	$11,356
4/30/19	$11,440	$11,519	$10,748	$11,502
5/31/19	$11,294	$11,367	$10,912	$11,343
6/30/19	$11,583	$11,658	$11,067	$11,631
7/31/19	$11,635	$11,715	$11,100	$11,698
8/31/19	$11,692	$11,767	$11,351	$11,750
9/30/19	$11,710	$11,791	$11,302	$11,785
10/31/19	$11,748	$11,832	$11,338	$11,831
11/30/19	$11,770	$11,866	$11,336	$11,880
12/31/19	$11,999	$12,101	$11,353	$12,112
1/31/20	$11,969	$12,070	$11,556	$12,071
2/29/20	$11,767	$11,868	$11,729	$11,872
3/31/20	$10,616	$10,656	$11,500	$10,659
4/30/20	$10,966	$11,029	$11,731	$11,038
5/31/20	$11,400	$11,489	$11,840	$11,502
6/30/20	$11,407	$11,511	$11,939	$11,485
7/31/20	$11,952	$12,066	$12,149	$12,035
8/31/20	$12,028	$12,154	$12,079	$12,126
9/30/20	$11,891	$12,019	$12,057	$11,974
10/31/20	$11,925	$12,055	$12,014	$12,015
11/30/20	$12,366	$12,508	$12,171	$12,467
12/31/20	$12,584	$12,726	$12,213	$12,677
1/31/21	$12,595	$12,740	$12,136	$12,706
2/28/21	$12,605	$12,752	$11,979	$12,713
3/31/21	$12,645	$12,802	$11,840	$12,763
4/30/21	$12,765	$12,921	$11,939	$12,889
5/31/21	$12,788	$12,944	$11,985	$12,917
6/30/21	$12,932	$13,096	$12,072	$13,062
7/31/21	$12,963	$13,125	$12,194	$13,087
8/31/21	$13,027	$13,200	$12,185	$13,170
9/30/21	$13,018	$13,190	$12,081	$13,148
10/31/21	$12,979	$13,149	$12,072	$13,111
11/30/21	$12,841	$13,007	$12,086	$12,969
12/31/21	$13,102	$13,274	$12,078	$13,244
1/31/22	$12,729	$12,897	$11,813	$12,865
2/28/22	$12,624	$12,792	$11,652	$12,777
3/31/22	$12,525	$12,696	$11,340	$12,664
4/30/22	$12,041	$12,203	$10,917	$12,167
5/31/22	$12,143	$12,308	$10,977	$12,285
6/30/22	$11,286	$11,437	$10,757	$11,412
7/31/22	$12,023	$12,189	$11,028	$12,194
8/31/22	$11,636	$11,808	$10,741	$11,772
9/30/22	$11,184	$11,340	$10,278	$11,333
10/31/22	$11,552	$11,717	$10,166	$11,689
11/30/22	$11,739	$11,915	$10,545	$11,950
12/31/22	$11,649	$11,814	$10,509	$11,824
1/31/23	$12,090	$12,278	$10,835	$12,292
2/28/23	$11,903	$12,094	$10,569	$12,092
3/31/23	$12,071	$12,266	$10,816	$12,253
4/30/23	$12,154	$12,353	$10,883	$12,352
5/31/23	$12,011	$12,214	$10,770	$12,196
6/30/23	$12,223	$12,428	$10,753	$12,403
7/31/23	$12,376	$12,592	$10,764	$12,575
8/31/23	$12,410	$12,626	$10,699	$12,602
9/30/23	$12,261	$12,474	$10,444	$12,450
10/31/23	$12,105	$12,322	$10,287	$12,286
11/30/23	$12,656	$12,887	$10,750	$12,856
12/31/23	$13,132	$13,366	$11,157	$13,350
1/31/24	$13,099	$13,339	$11,131	$13,317
2/29/24	$13,132	$13,373	$10,997	$13,349
3/31/24	$13,282	$13,521	$11,105	$13,503
4/30/24	$13,146	$13,384	$10,846	$13,360
5/31/24	$13,299	$13,538	$11,026	$13,521
6/30/24	$13,428	$13,665	$11,126	$13,654
7/31/24	$13,699	$13,948	$11,379	$13,936
8/31/24	$13,931	$14,172	$11,546	$14,154
9/30/24	$14,161	$14,413	$11,738	$14,447
10/31/24	$14,068	$14,319	$11,471	$14,366
11/30/24	$14,238	$14,481	$11,592	$14,535
12/31/24	$14,170	$14,417	$11,417	$14,469
1/31/25	$14,373	$14,625	$11,486	$14,677
2/28/25	$14,469	$14,723	$11,723	$14,774
3/31/25	$14,315	$14,574	$11,721	$14,635
4/30/25	$14,337	$14,594	$11,762	$14,648
5/31/25	$14,580	$14,842	$11,702	$14,898
6/30/25	$14,845	$15,101	$11,885	$15,174
7/31/25	$14,886	$15,144	$11,868	$15,236
8/31/25	$15,069	$15,320	$12,010	$15,416
9/30/25	$15,164	$15,422	$12,137	$15,518
10/31/25	$15,202	$15,453	$12,218	$15,552
11/30/25	$15,291	$15,541	$12,291	$15,641
12/31/25	$15,406	$15,660	$12,283	$15,747
1/31/26	$15,472	$15,733	$12,301	$15,824
2/28/26	$15,511	$15,768	$12,488	$15,843
3/31/26	$15,334	$15,598	$12,265	$15,678
4/30/26	$15,583	$15,852	$12,302	$15,926
5/31/26	$15,649	$15,911	$12,346	$16,005
6/30/26	$15,676	$15,942	$12,378	$16,038
7/31/26	$15,649	$15,907	$12,226	$15,989
8/31/26	$15,801	$16,066	$12,279	$16,144

Average Annual Return [Table Text Block]
Table Summary
Fund/Index	1-Year	5-Year	Since Inception 12/7/16
Xtrackers USD High Yield Corporate Bond ETF - NAV	4.86%	3.94%	4.81%
Solactive USD High Yield Corporates Total Market Index	4.87%	4.01%	4.99%
Bloomberg U.S. Universal Bond Index	2.23%	0.10%	2.13%
iBoxx USD Liquid High Yield Index	4.72%	4.06%	5.04%

AssetsNet			$ 3,563,836,789
Holdings Count | Holding			1,271
Advisory Fees Paid, Amount			$ 1,793,602
InvestmentCompanyPortfolioTurnover			30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	3,563,836,789
Number of Portfolio Holdings	1,271
Portfolio Turnover Rate (%)	30
Total Net Advisory Fees Paid ($)	1,793,602
Modified duration to worst	3.0 years

Modified duration to worst is the measure of sensitivity of the prices of bonds held by the Fund to a change in interest rates, computed using each bond's nearest call or maturity date.

Holdings [Text Block]

Sector Allocation

Table Summary
Sector	% of Net Assets
Consumer, Non-cyclical	18%
Consumer, Cyclical	17%
Communications	16%
Financial	13%
Energy	11%
Industrial	10%
Basic Materials	5%
Technology	5%
Utilities	4%
Diversified	0%

Geographical Diversification

Table Summary
Country	% of Net Assets
United States	84%
Canada	4%
United Kingdom	2%
Luxembourg	2%
Other	5%

Largest Holdings [Text Block]

Credit Quality

Table Summary
Credit Rating	% of Net Assets
BBB	8%
BB	63%
B	23%
CCC	6%
CC	0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number			(844) 851-4255
Updated Prospectus Web Address			dws.com/en-us/resources/proxy-voting
C000237218
Shareholder Report [Line Items]
Fund Name			Xtrackers S&P 100 Ex Top 20 ETF
Class Name			Xtrackers S&P 100 Ex Top 20 ETF
Trading Symbol			XOEX
Security Exchange Name			CboeBZX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Xtrackers S&P 100 Ex Top 20 ETF (formerly, Xtrackers S&P 500 Value Scored & Screened ETF) (the "Fund") for the period September 1, 2025 to August 31, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.
Additional Information Phone Number			(844) 851‐4255
Additional Information Website			dws.com/etfreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
XOEX	$17	0.15%

Gross expense ratio as of the latest prospectus: 0.15%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount			$ 17
Expense Ratio, Percent			0.15%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the S&P 100 Ex-Top 20 Select Index (the Underlying Index). The Underlying Index is designed to measure the capped market capitalization weighted performance of the companies in the S&P 100 Index excluding the 20 largest companies as measured by float-adjusted market capitalization.

The Fund returned 23.27% for the period ended August 31, 2026. The Fund's underlying index returned 23.49% and the Fund's broad-based index the  S&P 500® Index returned 20.38% during the same period.

The majority of sectors contributed positively to performance during the period with the greatest contribution coming from Information Technology, Health Care and Financials. Consumer Discretionary is the only sector detracted from performance.

Average Annual Return [Table Text Block]
Table Summary
Fund/Index	1-Year	Since Inception 11/9/22
Xtrackers S&P 100 Ex Top 20 ETF - NAV	23.27%	16.45%
S&P 100 Ex Top 20 Select Index	23.49%	16.64%
S&P 500® Index	20.38%	21.75%
S&P 500® Value Scored & Screened Index	24.02%	16.77%

Average Annual Total Returns

Prior to December 19, 2025, the Fund operated with a diﬀerent investment strategy, including tracking a diﬀerent underlying index. Performance may have been diﬀerent if the Fund’s current investment strategy had been in eﬀect. Index and Fund returns prior to December 19,  2025 reflect that of the prior underlying index and investment strategy, respectively.

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Shares are bought and sold at market price (closing price) not net asset value (NAV) and are not individually redeemed from the Fund. To obtain the most recent month-end performance data visit etf.dws.com/en-us/etf-products or call (844) 851-4255.

Material Change Date		Sep. 01, 2025
AssetsNet			$ 274,603,832
Holdings Count | Holding			83
Advisory Fees Paid, Amount			$ 164,035
InvestmentCompanyPortfolioTurnover			41.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	274,603,832
Number of Portfolio Holdings	83
Portfolio Turnover Rate (%)	41
Total Net Advisory Fees Paid ($)	164,035

Largest Holdings [Text Block]

Ten Largest Equity Holdings

Table Summary
Holdings	25.3% of Net Assets
Mastercard, Inc.	3.0%
AbbVie, Inc.	2.9%
Palantir Technologies, Inc.	2.7%
Bank of America Corp.	2.6%
Chevron Corp.	2.5%
Lam Research Corp.	2.4%
Caterpillar, Inc.	2.3%
Merck & Co., Inc.	2.3%
Applied Materials, Inc.	2.3%
UnitedHealth Group, Inc.	2.3%

Material Fund Change Name [Text Block]			Effective December 19, 2025, the Fund changed its name from Xtrackers S&P 500 Value Scored & Screened ETF to Xtrackers S&P 100 Ex Top 20 ETF. The Fund also changed its 80% investment policy to reflect the Fund's investment of at least 80% of its total assets in component securities of its new underlying index, the S&P 100 Ex-Top 20 Select Index. The Fund changed from a non-diversified fund to a diversified fund.
Updated Prospectus Phone Number			(844) 851-4255
Updated Prospectus Web Address			dws.com/en-us/resources/proxy-voting
C000261436
Shareholder Report [Line Items]
Fund Name			Xtrackers S&P 500 Diversified Sector Weight ETF
Class Name			Xtrackers S&P 500 Diversified Sector Weight ETF
Trading Symbol			SPXD
Security Exchange Name			NASDAQ
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Xtrackers S&P 500 Diversified Sector Weight ETF (the "Fund") for the period September 1, 2025 to August 31, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.
Additional Information Phone Number			(844) 851‐4255
Additional Information Website			dws.com/etfreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPXD	$10	0.09%

Gross expense ratio as of the latest prospectus: 0.09%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount			$ 10
Expense Ratio, Percent			0.09%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the S&P 500® Diversified Sector Weight Index (the Underlying Index). The Underlying Index is designed to track the performance of the constituent securities of the S&P 500® Index reweighted to mitigate concentration risk and address sector imbalances. The S&P 500® Diversified Sector Weight Index’s reweighting approach is intended to provide a return more representative of all the business opportunities inherent to the S&P 500®, rather than a return tied principally to the business opportunities represented by the S&P 500’s® largest constituent companies.

The Fund returned 19.33% for the period ended August 31, 2026. The Fund's underlying index returned 19.43% and the Fund's broad-based index the  S&P 500® Index returned 20.38% during the same period.

The majority of sectors contributed positively to performance during the period with the greatest contribution coming from Information Technology, Health Care and Energy. The Consumer Discretionary and Utilities sectors detracted from performance.

Average Annual Return [Table Text Block]
Table Summary
Fund/Index	1-Year	Since Inception 7/24/25
Xtrackers S&P 500 Diversified Sector Weight ETF - NAV	19.33%	18.25%
S&P 500® Diversified Sector Weight Index	19.43%	18.37%
S&P 500® Index	20.38%	20.09%

Average Annual Total Returns

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Shares are bought and sold at market price (closing price) not net asset value (NAV) and are not individually redeemed from the Fund. To obtain the most recent month-end performance data visit etf.dws.com/en-us/etf-products or call (844) 851-4255.

AssetsNet			$ 7,114,974
Holdings Count | Holding			504
Advisory Fees Paid, Amount			$ 5,821
InvestmentCompanyPortfolioTurnover			25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	7,114,974
Number of Portfolio Holdings	504
Portfolio Turnover Rate (%)	25
Total Net Advisory Fees Paid ($)	5,821

Largest Holdings [Text Block]

Ten Largest Equity Holdings

Table Summary
Holdings	16.4% of Net Assets
Berkshire Hathaway, Inc.	3.8%
Abbott Laboratories	2.2%
Moderna, Inc.	1.7%
Procter & Gamble Co.	1.4%
Walt Disney Co.	1.3%
Regeneron Pharmaceuticals, Inc.	1.3%
Microsoft Corp.	1.2%
Phillips 66	1.2%
Costco Wholesale Corp.	1.2%
Sysco Corp.	1.1%

Updated Prospectus Phone Number			(844) 851-4255
Updated Prospectus Web Address			dws.com/en-us/resources/proxy-voting
C000237217
Shareholder Report [Line Items]
Fund Name			Xtrackers S&P 500 Growth Scored & Screened ETF
Class Name			Xtrackers S&P 500 Growth Scored & Screened ETF
Trading Symbol			SNPG
Security Exchange Name			CboeBZX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Xtrackers S&P 500 Growth Scored & Screened ETF (the "Fund") for the period September 1, 2025 to August 31, 2026.
Additional Information Phone Number			(844) 851‐4255
Additional Information Website			dws.com/etfreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SNPG	$16	0.15%

Gross expense ratio as of the latest prospectus: 0.15%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount			$ 16
Expense Ratio, Percent			0.15%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the S&P 500® Growth Scored & Screened Index (the Underlying Index). The Underlying Index is a market capitalization weighted index that provides exposure to companies with high environmental, social and governance (“ESG”) performance relative to their sector peers, while maintaining similar overall industry group weights as the S&P 500® Growth Index.

The Fund returned 19.36% for the period ended August 31, 2026. The Fund's underlying index returned 19.52% and the Fund's broad-based index the  S&P 500® Index returned 20.38% during the same period.

The majority of sectors contributed positively to performance during the period with the greatest contribution coming from Information Technology, Health Care and Communication Services. The Consumer Discretionary and Utilities sectors detracted from performance.

Average Annual Return [Table Text Block]
Table Summary
Fund/Index	1-Year	Since Inception 11/9/22
Xtrackers S&P 500 Growth Scored & Screened ETF - NAV	19.36%	26.32%
S&P 500® Growth Scored & Screened Index	19.52%	26.50%
S&P 500® Index	20.38%	21.75%

Average Annual Total Returns

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Shares are bought and sold at market price (closing price) not net asset value (NAV) and are not individually redeemed from the Fund. To obtain the most recent month-end performance data visit etf.dws.com/en-us/etf-products or call (844) 851-4255.

AssetsNet			$ 14,244,068
Holdings Count | Holding			85
Advisory Fees Paid, Amount			$ 20,212
InvestmentCompanyPortfolioTurnover			67.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	14,244,068
Number of Portfolio Holdings	85
Portfolio Turnover Rate (%)	67
Total Net Advisory Fees Paid ($)	20,212

Largest Holdings [Text Block]

Ten Largest Equity Holdings

Table Summary
Holdings	57.9% of Net Assets
Microsoft Corp.	11.3%
NVIDIA Corp.	9.1%
Alphabet, Inc.	8.6%
Micron Technology, Inc.	8.2%
Eli Lilly & Co.	7.0%
Lam Research Corp.	2.9%
Caterpillar, Inc.	2.8%
Applied Materials, Inc.	2.8%
Visa, Inc.	2.6%
Netflix, Inc.	2.6%

Updated Prospectus Phone Number			(844) 851-4255
Updated Prospectus Web Address			dws.com/en-us/resources/proxy-voting
C000211086
Shareholder Report [Line Items]
Fund Name			Xtrackers S&P 500 Scored & Screened ETF
Class Name			Xtrackers S&P 500 Scored & Screened ETF
Trading Symbol			SNPE
Security Exchange Name			NYSEArca
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Xtrackers S&P 500 Scored & Screened ETF (the "Fund") for the period September 1, 2025 to August 31, 2026.
Additional Information Phone Number			(844) 851‐4255
Additional Information Website			dws.com/etfreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SNPE	$11	0.10%

Gross expense ratio as of the latest prospectus: 0.10%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount			$ 11
Expense Ratio, Percent			0.10%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the S&P 500®  Scored & Screened Index (the Underlying Index). The Underlying Index is a market capitalization weighted index that is designed to measure the performance of companies meeting environmental, social and governance (ESG) criteria, while maintaining similar overall industry group weights as the S&P 500®  Index.

The Fund returned 23.18% for the period ended August 31, 2026. The Fund's underlying index returned 23.30% and the Fund's broad-based index the  S&P 500® Index returned 20.38% during the same period.

The majority of sectors contributed positively to performance during the period with the greatest contribution coming from Information Technology, Health Care and Communication Services. The Consumer Discretionary and Utilities sectors detracted from performance.

Average Annual Return [Table Text Block]
Table Summary
Fund/Index	1-Year	5-Year	Since Inception 6/26/19
Xtrackers S&P 500 Scored & Screened ETF - NAV	23.18%	13.60%	17.23%
S&P 500® Scored & Screened Index	23.30%	13.72%	17.35%
S&P 500® Index	20.38%	12.79%	16.18%

Average Annual Total Returns

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Shares are bought and sold at market price (closing price) not net asset value (NAV) and are not individually redeemed from the Fund. To obtain the most recent month-end performance data visit etf.dws.com/en-us/etf-products or call (844) 851-4255.

AssetsNet			$ 2,948,823,569
Holdings Count | Holding			328
Advisory Fees Paid, Amount			$ 2,430,760
InvestmentCompanyPortfolioTurnover			10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	2,948,823,569
Number of Portfolio Holdings	328
Portfolio Turnover Rate (%)	10
Total Net Advisory Fees Paid ($)	2,430,760

Largest Holdings [Text Block]

Ten Largest Equity Holdings

Table Summary
Holdings	41.7% of Net Assets
NVIDIA Corp.	13.0%
Microsoft Corp.	9.2%
Alphabet, Inc.	8.7%
Micron Technology, Inc.	2.6%
Eli Lilly & Co.	2.2%
Visa, Inc.	1.5%
Mastercard, Inc.	1.2%
Walmart, Inc.	1.1%
AbbVie, Inc.	1.1%
Intel Corp.	1.1%

Updated Prospectus Phone Number			(844) 851-4255
Updated Prospectus Web Address			dws.com/en-us/resources/proxy-voting
C000238398
Shareholder Report [Line Items]
Fund Name			Xtrackers S&P Dividend Aristocrats Screened ETF
Class Name			Xtrackers S&P Dividend Aristocrats Screened ETF
Trading Symbol			SNPD
Security Exchange Name			CboeBZX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Xtrackers S&P Dividend Aristocrats Screened ETF (the "Fund") for the period September 1, 2025 to August 31, 2026.
Additional Information Phone Number			(844) 851‐4255
Additional Information Website			dws.com/etfreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SNPD	$16	0.15%

Gross expense ratio as of the latest prospectus: 0.15%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount			$ 16
Expense Ratio, Percent			0.15%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the S&P High Yield Dividend Aristocrats Screened® Index (the Underlying Index). The Underlying Index is designed to measure the performance of constituents from the S&P High Yield Dividend Aristocrats® Index that meet certain environmental, social and governance (“ESG”) criteria. The S&P High Yield Dividend Aristocrats® Index measures the performance of companies within the S&P Composite 1500® Index that have followed a policy of consistently increasing dividends every year for at least 20 years.

The Fund returned 16.21% for the period ended August 31, 2026. The Fund's underlying index returned 16.42% and the Fund's broad-based index the  S&P Composite 1500® Index returned 20.31% during the same period.

The majority of sectors contributed positively to performance during the period with the greatest contribution coming from Industrials, Materials and Financials. Consumer Discretionary is the only sector that detracted from performance.

Average Annual Return [Table Text Block]
Table Summary
Fund/Index	1-Year	Since Inception 11/9/22
Xtrackers S&P Dividend Aristocrats Screened ETF - NAV	16.21%	8.45%
S&P High Yield Dividend Aristocrats Screened® Index	16.42%	8.60%
S&P Composite 1500® Index	20.31%	21.09%

Average Annual Total Returns

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Shares are bought and sold at market price (closing price) not net asset value (NAV) and are not individually redeemed from the Fund. To obtain the most recent month-end performance data visit etf.dws.com/en-us/etf-products or call (844) 851-4255.

Material Change Date		Sep. 01, 2025
AssetsNet			$ 3,059,002
Holdings Count | Holding			107
Advisory Fees Paid, Amount			$ 6,209
InvestmentCompanyPortfolioTurnover			28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	3,059,002
Number of Portfolio Holdings	107
Portfolio Turnover Rate (%)	28
Total Net Advisory Fees Paid ($)	6,209

Largest Holdings [Text Block]

Ten Largest Equity Holdings

Table Summary
Holdings	24.7% of Net Assets
Robert Half, Inc.	3.8%
Verizon Communications, Inc.	3.4%
Best Buy Co., Inc.	2.4%
Amcor PLC	2.4%
Target Corp.	2.3%
Franklin Templeton, Inc.	2.3%
J M Smucker Co.	2.1%
Edison International	2.0%
Realty Income Corp.	2.0%
Kimberly-Clark Corp.	2.0%

Material Fund Change Name [Text Block]			The Fund changed from a non-diversified fund to a diversified fund.
Updated Prospectus Phone Number			(844) 851-4255
Updated Prospectus Web Address			dws.com/en-us/resources/proxy-voting
C000223768
Shareholder Report [Line Items]
Fund Name			Xtrackers S&P MidCap 400 Scored & Screened ETF
Class Name			Xtrackers S&P MidCap 400 Scored & Screened ETF
Trading Symbol			MIDE
Security Exchange Name			NYSEArca
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Xtrackers S&P MidCap 400 Scored & Screened ETF (the "Fund") for the period September 1, 2025 to August 31, 2026.
Additional Information Phone Number			(844) 851‐4255
Additional Information Website			dws.com/etfreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MIDE	$16	0.15%

Gross expense ratio as of the latest prospectus: 0.15%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount			$ 16
Expense Ratio, Percent			0.15%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the S&P MidCap 400® Scored & Screened Index (the Underlying Index). The Underlying Index is a market capitalization weighted index that is designed to measure the performance of companies meeting environmental, social and governance (ESG) criteria, while maintaining similar overall industry group weights as the S&P MidCap 400® Index.

The Fund returned 18.85% for the period ended August 31, 2026. The Fund's underlying index returned 19.12% and the Fund's broad-based index the S&P Composite 1500® Index returned 20.31% during the same period, while the Fund's additional, more narrowly based index, the S&P MidCap 400® Index, returned 17.13%.

The majority of sectors contributed positively to performance during the period with the greatest contribution coming from Information Technology, Health Care and Industrials. The Consumer Discretionary and Consumer Staples sectors detracted from performance.

Average Annual Return [Table Text Block]
Table Summary
Fund/Index	1-Year	5-Year	Since Inception 2/24/21
Xtrackers S&P MidCap 400 Scored & Screened ETF - NAV	18.85%	8.17%	9.23%
S&P MidCap 400® Scored & Screened Index	19.12%	8.37%	9.43%
S&P Composite 1500® Index	20.31%	12.39%	14.30%
S&P MidCap 400® Index	17.13%	8.08%	9.07%

Average Annual Total Returns

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Shares are bought and sold at market price (closing price) not net asset value (NAV) and are not individually redeemed from the Fund. To obtain the most recent month-end performance data visit etf.dws.com/en-us/etf-products or call (844) 851-4255.

AssetsNet			$ 3,404,955
Holdings Count | Holding			270
Advisory Fees Paid, Amount			$ 5,680
InvestmentCompanyPortfolioTurnover			34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	3,404,955
Number of Portfolio Holdings	270
Portfolio Turnover Rate (%)	34
Total Net Advisory Fees Paid ($)	5,680

Largest Holdings [Text Block]

Ten Largest Equity Holdings

Table Summary
Holdings	11.3% of Net Assets
Twilio, Inc.	1.5%
Illumina, Inc.	1.3%
TechnipFMC PLC	1.3%
Everpure, Inc.	1.2%
Okta, Inc.	1.2%
nVent Electric PLC	1.0%
Carpenter Technology Corp.	1.0%
US Foods Holding Corp.	1.0%
United Therapeutics Corp.	0.9%
Royal Gold, Inc.	0.9%

Updated Prospectus Phone Number			(844) 851-4255
Updated Prospectus Web Address			dws.com/en-us/resources/proxy-voting
C000270610
Shareholder Report [Line Items]
Fund Name			Xtrackers Europe Defense Technologies ETF
Class Name			Xtrackers Europe Defense Technologies ETF
Trading Symbol			XDEF
Security Exchange Name			NASDAQ
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Xtrackers Europe Defense Technologies ETF (the "Fund") for the period February 19, 2026 (commencement of operations) to August 31, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.
Additional Information Phone Number			(844) 851‐4255
Additional Information Website			dws.com/etfreports
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
XDEF	$18Footnote Reference(a)	0.35%Footnote Reference(b)
Footnote	Description
Footnote(a)	Based on the period February 19, 2026 (commencement of operations) through August 31, 2026. Expenses would have been higher if the Fund had been in existence for the full reporting period.
Footnote(b)	Annualized.

Gross expense ratio as of the latest prospectus: 0.35%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	[1]		$ 18
Expense Ratio, Percent	[2]		0.35%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the STOXX Europe Total Market Defense, Space and Cybersecurity Innovation 50-25 Index (the Underlying Index). The Underlying Index seeks to capture the performance of European listed equity securities with established revenue and/or patent exposures to the defense, space and cybersecurity sectors.

The Fund returned  -7.25% for the period ended August 31, 2026. The Fund's underlying index returned  -7.12%   and the Fund's broad-based index the  MSCI Europe Index returned 3.87% during the same period.

The majority of sectors contributed negatively to performance during the period with the greatest detractors coming from Aerospace & Defense, Construction Machinery & Heavy Transportation Equipment and Air Freight & Logistics. IT Consulting & Other Services, Electrical Components & Equipment and Systems Software contributed positively to performance. From a geographical perspective, the majority of countries contributed negatively to performance during the period with the greatest detractors coming from Germany, France and the United Kingdom while Spain, Netherlands and Finland contributed positively to performance.

Line Graph [Table Text Block]
Table Summary
	Xtrackers Europe Defense Technologies ETF - NAV	STOXX Europe Total Market Defence, Space and Cybersecurity Innovation 50-25 Index (the Underlying Index)	MSCI Europe Index
2/19/26	$10,000	$10,000	$10,000
2/26	$9,712	$9,717	$10,084
3/26	$8,701	$8,708	$9,086
4/26	$8,773	$8,782	$9,730
5/26	$9,229	$9,239	$9,986
6/26	$8,435	$8,439	$10,079
7/26	$9,117	$9,126	$10,241
8/26	$9,275	$9,288	$10,387

Average Annual Return [Table Text Block]
Table Summary
Fund/Index	Since Inception 2/19/26
Xtrackers Europe Defense Technologies ETF - NAV	-7.25%
STOXX Europe Total Market Defence, Space and Cybersecurity Innovation 50-25 Index	-7.12%
MSCI Europe Index	3.87%

AssetsNet			$ 4,568,881
Holdings Count | Holding			36
Advisory Fees Paid, Amount			$ 8,377
InvestmentCompanyPortfolioTurnover			18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	4,568,881
Number of Portfolio Holdings	36
Portfolio Turnover Rate (%)	18
Total Net Advisory Fees Paid ($)	8,377

Holdings [Text Block]

Sector Allocation

Table Summary
Sector	% of Net Assets
Aerospace & Defense	69%
Industrial Conglomerates	7%
IT Consulting & Other Services	4%
Diversified Support Services	4%
Contstruction Machinery & Heavy Transportation Equipment	2%
Environmental & Facilities Services	2%
Cable & Satellite	2%
Systems Software	1%
Industrial Machinery	1%
Electronic Equipment & Instruments	1%
Other	7%

Geographical Diversification

Table Summary
Country	% of Net Assets
United Kingdom	32%
Germany	19%
France	17%
Netherlands	8%
Sweden	5%
Norway	5%
Italy	5%
Spain	4%
Czech Republic	2%
Other	3%

Largest Holdings [Text Block]

Ten Largest Equity Holdings

Table Summary
Holdings	64.0% of Net Assets
Rolls-Royce Holdings PLC (United Kingdom)	9.2%
Safran SA (France)	8.5%
Airbus SE (Netherlands)	8.4%
BAE Systems PLC (United Kingdom)	7.9%
Rheinmetall AG (Germany)	6.8%
Saab AB (Sweden)	4.9%
MTU Aero Engines AG (Germany)	4.8%
Melrose Industries PLC (United Kingdom)	4.7%
Kongsberg Gruppen ASA (Norway)	4.5%
Thales SA (France)	4.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number			(844) 851-4255
Updated Prospectus Web Address			dws.com/en-us/resources/proxy-voting
C000267035
Shareholder Report [Line Items]
Fund Name			Xtrackers Europe Market Leaders ETF
Class Name			Xtrackers Europe Market Leaders ETF
Trading Symbol			XEML
Security Exchange Name			CboeBZX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Xtrackers Europe Market Leaders ETF (the "Fund") for the period December 23, 2025 (commencement of operations) to August 31, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.
Additional Information Phone Number			(844) 851‐4255
Additional Information Website			dws.com/etfreports
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
XEML	$25Footnote Reference(a)	0.35%Footnote Reference(b)
Footnote	Description
Footnote(a)	Based on the period December 23, 2025 (commencement of operations) through August 31, 2026. Expenses would have been higher if the Fund had been in existence for the full reporting period.
Footnote(b)	Annualized.

Gross expense ratio as of the latest prospectus: 0.35%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	[3]		$ 25
Expense Ratio, Percent	[4]		0.35%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the STOXX ®Europe Total Market Leaders Index (the Underlying Index). The Underlying Index seeks to capture the performance of European companies that are considered to be global leaders in their respective market segments as determined by the Underlying Index’s methodology.

The Fund returned 6.09% for the period ended August 31, 2026. The Fund's underlying index returned 6.11% and the Fund's broad-based index the MSCI Europe Index returned 11.97% during the same period.

The majority of sectors contributed positively to performance during the period with the greatest contribution coming from Industrials, Information Technology and Utilities. Health Care and the Consumer Discretionary sectors detracted from performance. From a geographical perspective, the majority of the countries contributed positively to performance during the period with the greatest contribution coming from Switzerland, Netherlands and Germany while France contributed negatively to performance.

Line Graph [Table Text Block]
Table Summary
	Xtrackers Europe Market Leaders ETF - NAV	STOXX Europe Total Market Leaders Index (the Underlying Index)	MSCI Europe Index
12/23/25	$10,000	$10,000	$10,000
12/25	$10,066	$10,091	$10,078
1/26	$10,414	$10,441	$10,526
2/26	$10,935	$10,944	$10,870
3/26	$9,595	$9,596	$9,794
4/26	$10,088	$10,079	$10,489
5/26	$10,388	$10,378	$10,764
6/26	$10,477	$10,472	$10,865
7/26	$10,557	$10,555	$11,040
8/26	$10,609	$10,611	$11,197

Average Annual Return [Table Text Block]
Table Summary
Fund/Index	Since Inception 12/23/25
Xtrackers Europe Market Leaders ETF - NAV	6.09%
STOXX Europe Total Market Leaders Index	6.11%
MSCI Europe Index	11.97%

AssetsNet			$ 5,210,373
Holdings Count | Holding			43
Advisory Fees Paid, Amount			$ 12,397
InvestmentCompanyPortfolioTurnover			14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	5,210,373
Number of Portfolio Holdings	43
Portfolio Turnover Rate (%)	14
Total Net Advisory Fees Paid ($)	12,397

Holdings [Text Block]

Sector Allocation

Table Summary
Sector	% of Net Assets
Health Care	30%
Industrials	25%
Consumer Discretionary	13%
Consumer Staples	10%
Information Technology	10%
Utilities	6%
Communication Services	4%
Energy	1%
Other	1%

Geographical Diversification

Table Summary
Country	% of Net Assets
France	34%
Switzerland	22%
Germany	15%
United Kingdom	9%
Denmark	5%
Netherlands	4%
Spain	4%
Sweden	3%
United States	2%
Other	1%

Largest Holdings [Text Block]

Ten Largest Equity Holdings

Table Summary
Holdings	47.4% of Net Assets
SAP SE (Germany)	5.9%
Safran SA (France)	5.0%
Schneider Electric SE (France)	4.9%
Cie Financiere Richemont SA (Switzerland)	4.7%
Roche Holding AG (Switzerland)	4.7%
Novo Nordisk A/S (Denmark)	4.5%
Deutsche Telekom AG (Germany)	4.5%
Sanofi SA (France)	4.4%
L'Oreal SA (France)	4.4%
Novartis AG (Switzerland)	4.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number			(844) 851-4255
Updated Prospectus Web Address			dws.com/en-us/resources/proxy-voting
C000152993
Shareholder Report [Line Items]
Fund Name			Xtrackers FTSE Developed ex US Multifactor ETF
Class Name			Xtrackers FTSE Developed ex US Multifactor ETF
Trading Symbol			DEEF
Security Exchange Name			NYSEArca
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Xtrackers FTSE Developed ex US Multifactor ETF (the "Fund") for the period September 1, 2025 to August 31, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.
Additional Information Phone Number			(844) 851‐4255
Additional Information Website			dws.com/etfreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DEEF	$26	0.24%

Gross expense ratio as of the latest prospectus: 0.24%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount			$ 26
Expense Ratio, Percent			0.24%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the FTSE Developed ex US Comprehensive Factor Index (the Underlying Index). The Underlying Index is designed to track the equity market performance of companies in developed countries (except the United States) selected on the investment style criteria (“factors”) of value, momentum, quality, low volatility and size. The companies eligible for the Underlying Index are derived from its starting universe, the FTSE Developed ex US Index, which is comprised of large- and mid-capitalization equity securities from developed markets (except the United States).

The Fund returned 20.63% for the period ended August 31, 2026. The Fund's underlying index returned 20.96% and the Fund's broad-based index the  FTSE Developed ex US Index returned 28.74% during the same period.

All sectors contributed positively to performance during the period with the greatest contribution coming from Industrials, Financials and Materials. From a geographical perspective, most of the countries contributed positively to performance during the period with the greatest contribution coming from Japan, Korea and the United Kingdom while Switzerland contributed negatively to performance.

Line Graph [Table Text Block]
Table Summary
	Xtrackers FTSE Developed ex US Multifactor ETF - NAV	FTSE Developed ex US Comprehensive Factor Index (the Underlying Index)	FTSE Developed ex US Index
'16	$10,000	$10,000	$10,000
'16	$10,154	$10,188	$10,127
'16	$9,786	$9,827	$9,925
'16	$9,509	$9,553	$9,755
'16	$9,730	$9,776	$10,067
'17	$10,020	$10,070	$10,382
'17	$10,198	$10,260	$10,525
'17	$10,392	$10,460	$10,802
'17	$10,704	$10,775	$11,043
'17	$11,074	$11,151	$11,440
'17	$11,115	$11,190	$11,456
'17	$11,425	$11,506	$11,797
'17	$11,518	$11,599	$11,785
'17	$11,759	$11,837	$12,090
'17	$12,028	$12,120	$12,306
'17	$12,170	$12,273	$12,442
'17	$12,413	$12,512	$12,677
'18	$12,904	$13,027	$13,259
'18	$12,399	$12,527	$12,627
'18	$12,224	$12,363	$12,421
'18	$12,443	$12,592	$12,731
'18	$12,350	$12,505	$12,477
'18	$12,099	$12,254	$12,301
'18	$12,258	$12,419	$12,577
'18	$12,129	$12,290	$12,364
'18	$12,170	$12,336	$12,462
'18	$11,171	$11,326	$11,424
'18	$11,172	$11,330	$11,435
'18	$10,724	$10,874	$10,861
'19	$11,521	$11,687	$11,645
'19	$11,686	$11,856	$11,913
'19	$11,760	$11,939	$11,960
'19	$11,850	$12,029	$12,285
'19	$11,421	$11,596	$11,681
'19	$11,940	$12,122	$12,380
'19	$11,814	$12,002	$12,213
'19	$11,582	$11,771	$11,902
'19	$11,862	$12,060	$12,266
'19	$12,254	$12,461	$12,683
'19	$12,363	$12,576	$12,823
'19	$12,720	$12,941	$13,279
'20	$12,543	$12,765	$12,992
'20	$11,403	$11,604	$11,847
'20	$9,721	$9,893	$10,208
'20	$10,499	$10,690	$10,936
'20	$11,054	$11,261	$11,421
'20	$11,286	$11,492	$11,826
'20	$11,713	$11,929	$12,157
'20	$12,448	$12,680	$12,789
'20	$12,255	$12,492	$12,480
'20	$11,841	$12,070	$12,013
'20	$13,173	$13,429	$13,871
'20	$13,786	$14,057	$14,599
'21	$13,692	$13,965	$14,472
'21	$13,703	$13,977	$14,814
'21	$14,230	$14,526	$15,188
'21	$14,626	$14,937	$15,663
'21	$15,059	$15,386	$16,234
'21	$14,940	$15,266	$16,044
'21	$15,097	$15,441	$16,092
'21	$15,273	$15,621	$16,336
'21	$14,789	$15,139	$15,846
'21	$14,981	$15,336	$16,246
'21	$14,308	$14,648	$15,480
'21	$15,066	$15,434	$16,277
'22	$14,271	$14,621	$15,511
'22	$14,174	$14,530	$15,289
'22	$14,261	$14,627	$15,448
'22	$13,497	$13,854	$14,451
'22	$13,430	$13,782	$14,569
'22	$12,238	$12,562	$13,158
'22	$12,781	$13,121	$13,810
'22	$12,256	$12,588	$13,193
'22	$10,929	$11,230	$11,905
'22	$11,277	$11,589	$12,556
'22	$12,398	$12,738	$13,924
'22	$12,489	$12,838	$13,860
'23	$13,288	$13,659	$14,995
'23	$12,969	$13,338	$14,604
'23	$13,266	$13,654	$14,930
'23	$13,559	$13,953	$15,333
'23	$13,016	$13,400	$14,754
'23	$13,559	$13,958	$15,415
'23	$14,075	$14,492	$15,945
'23	$13,676	$14,088	$15,321
'23	$13,277	$13,691	$14,801
'23	$12,696	$13,093	$14,164
'23	$13,853	$14,288	$15,536
'23	$14,624	$15,087	$16,400
'24	$14,574	$15,037	$16,375
'24	$14,702	$15,171	$16,694
'24	$15,140	$15,634	$17,263
'24	$14,793	$15,283	$16,803
'24	$15,201	$15,706	$17,383
'24	$14,885	$15,385	$17,150
'24	$15,618	$16,151	$17,704
'24	$16,090	$16,640	$18,228
'24	$16,429	$16,997	$18,426
'24	$15,452	$15,997	$17,463
'24	$15,591	$16,149	$17,462
'24	$15,095	$15,643	$16,975
'25	$15,622	$16,191	$17,810
'25	$15,815	$16,393	$18,079
'25	$15,974	$16,567	$18,000
'25	$16,960	$17,597	$18,829
'25	$17,610	$18,273	$19,738
'25	$18,175	$18,867	$20,303
'25	$18,056	$18,755	$20,143
'25	$18,786	$19,515	$20,978
'25	$18,928	$19,669	$21,477
'25	$18,999	$19,750	$21,900
'25	$19,355	$20,131	$22,056
'25	$19,813	$20,613	$22,834
'26	$21,000	$21,852	$24,233
'26	$22,705	$23,633	$25,711
'26	$20,558	$21,410	$22,887
'26	$21,769	$22,672	$25,052
'26	$22,200	$23,120	$26,406
'26	$21,580	$22,471	$26,280
'26	$22,273	$23,203	$26,326
'26	$22,661	$23,605	$27,008

Average Annual Return [Table Text Block]
Table Summary
Fund/Index	1-Year	5-Year	10-Year
Xtrackers FTSE Developed ex US Multifactor ETF - NAV	20.63%	8.21%	8.52%
FTSE Developed ex US Comprehensive Factor Index	20.96%	8.61%	8.97%
FTSE Developed ex US Index	28.74%	10.58%	10.45%

AssetsNet			$ 56,703,906
Holdings Count | Holding			1,240
Advisory Fees Paid, Amount			$ 130,518
InvestmentCompanyPortfolioTurnover			48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	56,703,906
Number of Portfolio Holdings	1,240
Portfolio Turnover Rate (%)	48
Total Net Advisory Fees Paid ($)	130,518

Holdings [Text Block]

Sector Allocation

Table Summary
Sector	% of Net Assets
Industrials	24%
Financials	15%
Consumer Staples	10%
Consumer Discretionary	10%
Materials	10%
Utilities	7%
Energy	5%
Real Estate	5%
Information Technology	4%
Communication Services	4%
Health Care	4%

Geographical Diversification

Table Summary
Country	% of Net Assets
Japan	30%
United Kingdom	9%
Australia	8%
South Korea	7%
Canada	7%
France	4%
Sweden	4%
Singapore	3%
Germany	3%
Hong Kong	3%
Israel	3%
Other	15%

Largest Holdings [Text Block]

Ten Largest Equity Holdings

Table Summary
Holdings	6.1% of Net Assets
Tesco PLC (United Kingdom)	0.9%
Magna International, Inc. (Canada)	0.8%
RWE AG (Germany)	0.7%
Industrivarden AB (Sweden)	0.6%
Repsol SA (Spain)	0.6%
ACS Actividades de Construccion y Servicios SA (Spain)	0.5%
J Sainsbury PLC (United Kingdom)	0.5%
ENEOS Holdings, Inc. (Japan)	0.5%
CK Hutchison Holdings Ltd. (Hong Kong)	0.5%
ORLEN SA (Poland)	0.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number			(844) 851-4255
Updated Prospectus Web Address			dws.com/en-us/resources/proxy-voting
C000217052
Shareholder Report [Line Items]
Fund Name			Xtrackers MSCI Kokusai Equity ETF
Class Name			Xtrackers MSCI Kokusai Equity ETF
Trading Symbol			KOKU
Security Exchange Name			NYSEArca
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Xtrackers MSCI Kokusai Equity ETF (the "Fund") for the period September 1, 2025 to August 31, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.
Additional Information Phone Number			(844) 851‐4255
Additional Information Website			dws.com/etfreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
KOKU	$10	0.09%

Gross expense ratio as of the latest prospectus: 0.09%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount			$ 10
Expense Ratio, Percent			0.09%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Kokusai Index (the Underlying Index). The Underlying Index is designed to track the performance of equity markets in developed markets (excluding Japan). The Underlying Index is also known as the MSCI World ex Japan Index.

The Fund returned 20.19% for the period ended August 31, 2026. The Fund's underlying index returned 19.94% and the Fund's broad-based index the  MSCI World Index returned 20.37% during the same period.

All sectors contributed positively to performance during the period with the greatest contribution coming from Information Technology, Financials and Health Care. From a geographical perspective, all countries contributed positively to performance during the period with the greatest contribution coming from the United States, Canada and the United Kingdom.

Line Graph [Table Text Block]
Table Summary
	Xtrackers MSCI Kokusai Equity ETF - NAV	MSCI Kokusai Index (the Underlying Index)	MSCI World Index
4/8/20	$10,000	$10,000	$10,000
4/30/20	$10,860	$10,866	$10,843
5/31/20	$11,384	$11,381	$11,367
6/30/20	$11,716	$11,709	$11,668
7/31/20	$12,345	$12,333	$12,226
8/31/20	$13,166	$13,148	$13,043
9/30/20	$12,666	$12,647	$12,593
10/31/20	$12,267	$12,243	$12,207
11/30/20	$13,841	$13,812	$13,767
12/31/20	$14,432	$14,399	$14,351
1/31/21	$14,290	$14,256	$14,208
2/28/21	$14,672	$14,634	$14,572
3/31/21	$15,193	$15,148	$15,057
4/30/21	$15,982	$15,929	$15,758
5/31/21	$16,229	$16,170	$16,004
6/30/21	$16,480	$16,420	$16,223
7/31/21	$16,816	$16,750	$16,514
8/31/21	$17,231	$17,160	$16,925
9/30/21	$16,436	$16,364	$16,222
10/31/21	$17,481	$17,403	$17,141
11/30/21	$17,104	$17,025	$16,765
12/31/21	$17,867	$17,780	$17,482
1/31/22	$16,921	$16,837	$16,557
2/28/22	$16,482	$16,395	$16,138
3/31/22	$16,980	$16,882	$16,581
4/30/22	$15,576	$15,485	$15,204
5/31/22	$15,580	$15,481	$15,215
6/30/22	$14,227	$14,132	$13,897
7/31/22	$15,380	$15,275	$15,001
8/31/22	$14,723	$14,620	$14,374
9/30/22	$13,368	$13,271	$13,037
10/31/22	$14,366	$14,260	$13,974
11/30/22	$15,350	$15,228	$14,945
12/31/22	$14,659	$14,537	$14,311
1/31/23	$15,707	$15,574	$15,323
2/28/23	$15,348	$15,215	$14,955
3/31/23	$15,821	$15,676	$15,417
4/30/23	$16,118	$15,965	$15,687
5/31/23	$15,931	$15,776	$15,530
6/30/23	$16,920	$16,751	$16,470
7/31/23	$17,495	$17,318	$17,023
8/31/23	$17,082	$16,904	$16,616
9/30/23	$16,324	$16,151	$15,900
10/31/23	$15,871	$15,699	$15,438
11/30/23	$17,369	$17,179	$16,886
12/31/23	$18,232	$18,029	$17,715
1/31/24	$18,414	$18,205	$17,927
2/29/24	$19,215	$18,992	$18,687
3/31/24	$19,839	$19,605	$19,282
4/30/24	$19,119	$18,892	$18,571
5/31/24	$20,021	$19,773	$19,401
6/30/24	$20,467	$20,209	$19,795
7/31/24	$20,782	$20,516	$20,144
8/31/24	$21,364	$21,086	$20,677
9/30/24	$21,790	$21,503	$21,055
10/31/24	$21,386	$21,101	$20,638
11/30/24	$22,419	$22,117	$21,585
12/31/24	$21,812	$21,513	$21,022
1/31/25	$22,609	$22,296	$21,764
2/28/25	$22,459	$22,144	$21,607
3/31/25	$21,410	$21,102	$20,645
4/30/25	$21,553	$21,237	$20,829
5/31/25	$22,861	$22,518	$22,062
6/30/25	$23,888	$23,524	$23,014
7/31/25	$24,231	$23,863	$23,310
8/31/25	$24,809	$24,428	$23,918
9/30/25	$25,621	$25,224	$24,687
10/31/25	$26,115	$25,709	$25,181
11/30/25	$26,210	$25,797	$25,252
12/31/25	$26,432	$26,009	$25,456
1/31/26	$26,960	$26,526	$26,026
2/28/26	$27,035	$26,594	$26,217
3/31/26	$25,426	$25,005	$24,547
4/30/26	$27,876	$27,411	$26,901
5/31/26	$29,147	$28,651	$28,126
6/30/26	$28,935	$28,439	$27,924
7/31/26	$29,077	$28,576	$28,067
8/31/26	$29,818	$29,299	$28,791

Average Annual Return [Table Text Block]
Table Summary
Fund/Index	1-Year	5-Year	Since Inception 4/8/20
Xtrackers MSCI Kokusai Equity ETF - NAV	20.19%	11.59%	18.61%
MSCI Kokusai Index	19.94%	11.29%	18.28%
MSCI World Index	20.37%	11.21%	17.96%

AssetsNet			$ 812,669,228
Holdings Count | Holding			1,089
Advisory Fees Paid, Amount			$ 662,386
InvestmentCompanyPortfolioTurnover			4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	812,669,228
Number of Portfolio Holdings	1,089
Portfolio Turnover Rate (%)	4
Total Net Advisory Fees Paid ($)	662,386

Holdings [Text Block]

Sector Allocation

Table Summary
Sector	% of Net Assets
Information Technology	31%
Financials	16%
Industrials	10%
Health Care	9%
Consumer Discretionary	8%
Communication Services	8%
Consumer Staples	5%
Energy	4%
Materials	3%
Utilities	2%
Real Estate	2%

Geographical Diversification

Table Summary
Country	% of Net Assets
United States	75%
United Kingdom	4%
Canada	4%
Switzerland	3%
Germany	2%
France	2%
Australia	2%
Netherlands	2%
Other	6%

Largest Holdings [Text Block]

Ten Largest Equity Holdings

Table Summary
Holdings	29.4% of Net Assets
NVIDIA Corp. (United States)	5.9%
Apple, Inc. (United States)	5.4%
Microsoft Corp. (United States)	4.1%
Alphabet, Inc. (United States)	4.1%
Amazon.com, Inc. (United States)	2.9%
Broadcom, Inc. (United States)	1.9%
Meta Platforms, Inc. (United States)	1.5%
Micron Technology, Inc. (United States)	1.3%
Tesla, Inc. (United States)	1.2%
JPMorgan Chase & Co. (United States)	1.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number			(844) 851-4255
Updated Prospectus Web Address			dws.com/en-us/resources/proxy-voting
C000196640
Shareholder Report [Line Items]
Fund Name			Xtrackers Russell 1000 US Quality at a Reasonable Price ETF
Class Name			Xtrackers Russell 1000 US Quality at a Reasonable Price ETF
Trading Symbol			QARP
Security Exchange Name			NYSEArca
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Xtrackers Russell 1000 US Quality at a Reasonable Price ETF (the "Fund") for the period September 1, 2025 to August 31, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.
Additional Information Phone Number			(844) 851‐4255
Additional Information Website			dws.com/etfreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
QARP	$21	0.19%

Gross expense ratio as of the latest prospectus: 0.19%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount			$ 21
Expense Ratio, Percent			0.19%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the Russell 1000® 2Qual/Val 5% Capped Factor Index (the Underlying Index). The Underlying Index is designed to track the equity market performance of companies in the United States selected on the investment style criteria (“factors”) of quality and value. The companies eligible for the Underlying Index are derived from its starting universe, the Russell 1000® Index, which is comprised of large-cap equity securities from issuers in the United States.

The Fund returned 22.69% for the period ended August 31, 2026. The Fund's underlying index returned 22.91% and the Fund's broad-based index the  Russell 1000® Index returned 19.77% during the same period.

The majority of sectors contributed positively to performance during the period with the greatest contribution coming from Information Technology, Health Care and Energy. Utilities was the sole detractor to performance.

Average Annual Return [Table Text Block]
Table Summary
Fund/Index	1-Year	5-Year	Since Inception 4/5/18
Xtrackers Russell 1000 US QARP ETF - NAV	22.69%	11.75%	14.39%
Russell 1000® 2Qual/Val 5% Capped Factor Index	22.91%	11.96%	14.62%
Russell 1000® Index	19.77%	12.10%	15.06%

Average Annual Total Returns

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Shares are bought and sold at market price (closing price) not net asset value (NAV) and are not individually redeemed from the Fund. To obtain the most recent month-end performance data visit etf.dws.com/en-us/etf-products or call (844) 851-4255.

AssetsNet			$ 78,204,170
Holdings Count | Holding			415
Advisory Fees Paid, Amount			$ 143,370
InvestmentCompanyPortfolioTurnover			19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	78,204,170
Number of Portfolio Holdings	415
Portfolio Turnover Rate (%)	19
Total Net Advisory Fees Paid ($)	143,370

Largest Holdings [Text Block]

Ten Largest Equity Holdings

Table Summary
Holdings	31.8% of Net Assets
Apple, Inc.	5.1%
Microsoft Corp.	4.9%
Meta Platforms, Inc.	3.7%
Alphabet, Inc.	3.4%
Berkshire Hathaway, Inc.	3.0%
NVIDIA Corp.	2.7%
ExxonMobil Holdings Corp.	2.5%
Johnson & Johnson	2.2%
Amazon.com, Inc.	2.2%
Visa, Inc.	2.1%

Updated Prospectus Phone Number			(844) 851-4255
Updated Prospectus Web Address			dws.com/en-us/resources/proxy-voting
C000152991
Shareholder Report [Line Items]
Fund Name			Xtrackers Russell US Multifactor ETF
Class Name			Xtrackers Russell US Multifactor ETF
Trading Symbol			DEUS
Security Exchange Name			NYSEArca
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Xtrackers Russell US Multifactor ETF (the "Fund") for the period September 1, 2025 to August 31, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.
Additional Information Phone Number			(844) 851‐4255
Additional Information Website			dws.com/etfreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DEUS	$18	0.17%

Gross expense ratio as of the latest prospectus: 0.17%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount			$ 18
Expense Ratio, Percent			0.17%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the Russell 1000® Comprehensive Factor Index (the Underlying Index). The Underlying Index is designed to track the equity market performance of companies in the United States selected on the investment style criteria (“factors”) of value, momentum, quality, low volatility and size. The companies eligible for the Underlying Index are derived from its starting universe, the Russell 1000® Index, which is comprised of large-cap equity securities from issuers in the United States.

The Fund returned 17.31% for the period ended August 31, 2026. The Fund's underlying index returned 17.53% and the Fund's broad-based index the  Russell 1000® Index returned 19.77% during the same period.

All sectors contributed positively to performance during the period with the greatest contribution coming from Information Technology, Health Care and Energy.

Average Annual Return [Table Text Block]
Table Summary
Fund/Index	1-Year	5-Year	10-Year
Xtrackers Russell US Multifactor ETF - NAV	17.31%	9.33%	11.46%
Russell 1000® Comprehensive Factor Index	17.53%	9.49%	11.62%
Russell 1000® Index	19.77%	12.10%	15.13%

Average Annual Total Returns

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Shares are bought and sold at market price (closing price) not net asset value (NAV) and are not individually redeemed from the Fund. To obtain the most recent month-end performance data visit etf.dws.com/en-us/etf-products or call (844) 851-4255.

AssetsNet			$ 301,148,990
Holdings Count | Holding			864
Advisory Fees Paid, Amount			$ 389,378
InvestmentCompanyPortfolioTurnover			42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	301,148,990
Number of Portfolio Holdings	864
Portfolio Turnover Rate (%)	42
Total Net Advisory Fees Paid ($)	389,378

Largest Holdings [Text Block]

Ten Largest Equity Holdings

Table Summary
Holdings	6.7% of Net Assets
Allstate Corp.	1.0%
Archer-Daniels-Midland Co.	0.9%
McKesson Corp.	0.8%
Regeneron Pharmaceuticals, Inc.	0.7%
CF Industries Holdings, Inc.	0.6%
T. Rowe Price Group, Inc.	0.6%
Simon Property Group, Inc.	0.6%
Incyte Corp.	0.5%
Travelers Cos., Inc.	0.5%
Newmont Corp.	0.5%

Updated Prospectus Phone Number			(844) 851-4255
Updated Prospectus Web Address			dws.com/en-us/resources/proxy-voting
C000196639
Shareholder Report [Line Items]
Fund Name			Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF
Class Name			Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF
Trading Symbol			EMCR
Security Exchange Name			NYSEArca
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (the "Fund") for the period September 1, 2025 to August 31, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.
Additional Information Phone Number			(844) 851‐4255
Additional Information Website			dws.com/etfreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EMCR	$17	0.15%

Gross expense ratio as of the latest prospectus: 0.15%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount			$ 17
Expense Ratio, Percent			0.15%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive ISS Emerging Markets Carbon Reduction & Climate Improvers Index NTR (the Underlying Index). The Underlying Index is comprised of large and mid-capitalization companies in emerging markets countries that meet certain environmental, social and governance (“ESG”) criteria and/or have committed to greenhouse gas emissions reduction targets. The Underlying Index is then weighted in such a manner seeking to align its constituent companies’ greenhouse gas emissions with the long-term global warming target of the Paris Climate Agreement.

The Fund returned 32.39% for the period ended August 31, 2026. The Fund's underlying index returned 32.51% and the Fund's broad-based index the  MSCI Emerging Markets Index returned 39.25% during the same period.

The majority of sectors contributed positively to performance during the period with the greatest contribution coming from Information Technology, Financials and Industrials. The Communication Services, Consumer Discretionary and Consumer Staples sectors detracted from performance. From a geographical perspective, most of the countries contributed positively to performance during the period with the greatest contribution coming from Taiwan, South Korea and Brazil while Hong Kong, India and Indonesia contributed negatively to performance.

Line Graph [Table Text Block]
Table Summary
	Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF - NAV	Solactive ISS Emerging Markets Carbon Reduction & Climate Improvers Index NTR (the Underlying Index)	MSCI Emerging Markets Index
12/6/18	$10,000	$10,000	$10,000
12/31/18	$9,478	$9,481	$9,546
1/31/19	$10,176	$10,179	$10,383
2/28/19	$10,363	$10,366	$10,406
3/31/19	$10,414	$10,413	$10,494
4/30/19	$10,708	$10,713	$10,715
5/31/19	$10,156	$10,164	$9,937
6/30/19	$10,754	$10,763	$10,557
7/31/19	$10,629	$10,640	$10,428
8/31/19	$10,344	$10,356	$9,920
9/30/19	$10,623	$10,633	$10,109
10/31/19	$11,039	$11,052	$10,535
11/30/19	$11,154	$11,172	$10,521
12/31/19	$11,614	$11,634	$11,306
1/31/20	$11,341	$11,368	$10,779
2/29/20	$10,494	$10,516	$10,210
3/31/20	$9,073	$9,087	$8,638
4/30/20	$9,779	$9,794	$9,429
5/31/20	$10,126	$10,142	$9,501
6/30/20	$10,636	$10,650	$10,200
7/31/20	$11,198	$11,215	$11,111
8/31/20	$11,663	$11,685	$11,357
9/30/20	$11,433	$11,450	$10,883
10/31/20	$11,214	$11,229	$10,649
11/30/20	$12,588	$12,602	$12,081
12/31/20	$13,166	$13,180	$12,734
1/31/21	$13,326	$13,344	$12,762
2/28/21	$13,457	$13,478	$13,015
3/31/21	$13,624	$13,646	$13,179
4/30/21	$13,996	$14,015	$13,567
5/31/21	$14,337	$14,359	$13,977
6/30/21	$14,326	$14,360	$13,901
7/31/21	$14,085	$14,123	$13,672
8/31/21	$14,794	$14,878	$13,755
9/30/21	$14,125	$14,223	$13,209
10/31/21	$14,280	$14,377	$13,339
11/30/21	$13,776	$13,871	$12,795
12/31/21	$14,000	$14,104	$13,035
1/31/22	$13,922	$14,022	$12,789
2/28/22	$13,479	$13,617	$12,406
3/31/22	$13,305	$13,400	$12,126
4/30/22	$12,527	$12,620	$11,452
5/31/22	$12,549	$12,647	$11,502
6/30/22	$11,713	$11,803	$10,738
7/31/22	$11,661	$11,750	$10,711
8/31/22	$11,709	$11,806	$10,756
9/30/22	$10,331	$10,417	$9,495
10/31/22	$9,987	$10,070	$9,200
11/30/22	$11,489	$11,590	$10,565
12/31/22	$11,313	$11,416	$10,416
1/31/23	$12,258	$12,369	$11,239
2/28/23	$11,487	$11,594	$10,510
3/31/23	$11,830	$11,941	$10,829
4/30/23	$11,640	$11,750	$10,706
5/31/23	$11,554	$11,669	$10,526
6/30/23	$12,000	$12,122	$10,926
7/31/23	$12,687	$12,822	$11,606
8/31/23	$11,946	$12,074	$10,891
9/30/23	$11,605	$11,734	$10,606
10/31/23	$11,163	$11,284	$10,194
11/30/23	$12,124	$12,270	$11,010
12/31/23	$12,526	$12,704	$11,440
1/31/24	$11,978	$12,158	$10,909
2/29/24	$12,537	$12,738	$11,428
3/31/24	$12,816	$13,022	$11,679
4/30/24	$12,851	$13,059	$11,764
5/31/24	$12,935	$13,143	$11,830
6/30/24	$13,463	$13,719	$12,297
7/31/24	$13,529	$13,804	$12,333
8/31/24	$13,724	$14,059	$12,532
9/30/24	$14,818	$15,205	$13,369
10/31/24	$14,274	$14,601	$12,775
11/30/24	$13,849	$14,130	$12,316
12/31/24	$13,825	$14,114	$12,299
1/31/25	$13,887	$14,299	$12,518
2/28/25	$14,222	$14,483	$12,579
3/31/25	$14,167	$14,431	$12,659
4/30/25	$14,309	$14,592	$12,825
5/31/25	$14,927	$15,238	$13,372
6/30/25	$15,806	$16,149	$14,176
7/31/25	$16,163	$16,506	$14,453
8/31/25	$16,528	$16,878	$14,638
9/30/25	$17,740	$18,120	$15,685
10/31/25	$18,276	$18,689	$16,341
11/30/25	$17,782	$18,191	$15,950
12/31/25	$18,217	$18,635	$16,427
1/31/26	$19,742	$20,180	$17,881
2/28/26	$20,523	$20,981	$18,864
3/31/26	$17,907	$18,267	$16,400
4/30/26	$20,361	$20,771	$18,812
5/31/26	$22,116	$22,577	$20,635
6/30/26	$21,834	$22,280	$20,344
7/31/26	$21,216	$21,685	$19,719
8/31/26	$21,881	$22,364	$20,383

Average Annual Return [Table Text Block]
Table Summary
Fund/Index	1-Year	5-Year	Since Inception 12/6/18
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF - NAV	32.39%	8.14%	10.65%
Solactive ISS Emerging Markets Carbon Reduction & Climate Improvers Index NTR	32.51%	8.49%	10.95%
MSCI Emerging Markets Index	39.25%	8.18%	9.63%

AssetsNet			$ 61,574,242
Holdings Count | Holding			1,531
Advisory Fees Paid, Amount			$ 80,470
InvestmentCompanyPortfolioTurnover			27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	61,574,242
Number of Portfolio Holdings	1,531
Portfolio Turnover Rate (%)	27
Total Net Advisory Fees Paid ($)	80,470

Holdings [Text Block]

Sector Allocation

Table Summary
Sector	% of Net Assets
Information Technology	37%
Financials	21%
Consumer Discretionary	9%
Communication Services	9%
Industrials	6%
Health Care	5%
Materials	5%
Consumer Staples	3%
Real Estate	2%
Utilities	1%
Energy	0%

Geographical Diversification

Table Summary
Country	% of Net Assets
Taiwan	25%
China	23%
South Korea	17%
India	11%
Hong Kong	3%
Brazil	3%
South Africa	3%
Saudi Arabia	2%
Mexico	2%
United Arab Emirates	2%
Other	9%

Largest Holdings [Text Block]

Ten Largest Equity Holdings

Table Summary
Holdings	31.0% of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	9.6%
Samsung Electronics Co. Ltd. (South Korea)	5.4%
Tencent Holdings Ltd. (China)	4.3%
SK hynix, Inc. (South Korea)	4.2%
Alibaba Group Holding Ltd. (Hong Kong)	2.7%
Delta Electronics, Inc. (Taiwan)	1.3%
MediaTek, Inc. (Taiwan)	1.1%
Hon Hai Precision Industry Co. Ltd. (Taiwan)	1.0%
China Construction Bank Corp. (China)	0.7%
ASE Technology Holding Co. Ltd. (Taiwan)	0.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number			(844) 851-4255
Updated Prospectus Web Address			dws.com/en-us/resources/proxy-voting
C000196638
Shareholder Report [Line Items]
Fund Name			Xtrackers MSCI EAFE Selection Equity ETF
Class Name			Xtrackers MSCI EAFE Selection Equity ETF
Trading Symbol			EASG
Security Exchange Name			NYSEArca
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Xtrackers MSCI EAFE Selection Equity ETF (the "Fund") for the period September 1, 2025 to August 31, 2026.
Additional Information Phone Number			(844) 851‐4255
Additional Information Website			dws.com/etfreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EASG	$15	0.14%

Gross expense ratio as of the latest prospectus: 0.14%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount			$ 15
Expense Ratio, Percent			0.14%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI EAFE Selection Index (the Underlying Index). The Underlying Index is a capitalization weighted index that provides exposure to companies with high environmental, social and governance (“ESG”) performance relative to their sector peers and consists of large- and medium-capitalization companies across developed markets countries, excluding Canada and the United States.

The Fund returned 20.41% for the period ended August 31, 2026. The Fund's underlying index returned 20.40% and the Fund's broad-based index the  MSCI EAFE Index returned 21.62% during the same period.

The majority of sectors contributed positively to performance during the period with the greatest contribution coming from Financials, Information Technology and Industrials. The Communication Services, Consumer Discretionary and Health Care sectors detracted from performance. From a geographical perspective, the majority of countries contributed positively to performance during the period with the greatest contribution coming from Japan, the Netherlands and the United Kingdom while the United States, Denmark and Israel contributed negatively to performance.

Line Graph [Table Text Block]
Table Summary
	Xtrackers MSCI EAFE Selection Equity ETF - NAV	MSCI EAFE Selection Index (the Underlying Index)	MSCI EAFE Index
9/6/18	$10,000	$10,000	$10,000
9/30/18	$10,245	$10,245	$10,287
10/31/18	$9,399	$9,396	$9,468
11/30/18	$9,461	$9,461	$9,457
12/31/18	$8,988	$8,984	$8,998
1/31/19	$9,532	$9,533	$9,589
2/28/19	$9,773	$9,776	$9,833
3/31/19	$9,817	$9,820	$9,895
4/30/19	$10,120	$10,113	$10,173
5/31/19	$9,691	$9,681	$9,685
6/30/19	$10,274	$10,265	$10,259
7/31/19	$10,121	$10,115	$10,129
8/31/19	$9,911	$9,905	$9,867
9/30/19	$10,256	$10,249	$10,149
10/31/19	$10,687	$10,681	$10,514
11/30/19	$10,797	$10,792	$10,633
12/31/19	$11,134	$11,130	$10,978
1/31/20	$10,964	$10,960	$10,749
2/29/20	$10,016	$10,014	$9,777
3/31/20	$8,799	$8,792	$8,472
4/30/20	$9,363	$9,355	$9,020
5/31/20	$9,802	$9,796	$9,412
6/30/20	$10,152	$10,146	$9,733
7/31/20	$10,413	$10,406	$9,960
8/31/20	$10,911	$10,903	$10,472
9/30/20	$10,687	$10,677	$10,200
10/31/20	$10,190	$10,183	$9,792
11/30/20	$11,774	$11,767	$11,310
12/31/20	$12,298	$12,293	$11,836
1/31/21	$12,174	$12,170	$11,710
2/28/21	$12,322	$12,316	$11,973
3/31/21	$12,620	$12,608	$12,248
4/30/21	$12,931	$12,917	$12,617
5/31/21	$13,371	$13,356	$13,069
6/30/21	$13,200	$13,195	$12,881
7/31/21	$13,331	$13,326	$12,978
8/31/21	$13,672	$13,669	$13,207
9/30/21	$13,262	$13,252	$12,824
10/31/21	$13,619	$13,610	$13,139
11/30/21	$12,987	$12,978	$12,528
12/31/21	$13,689	$13,681	$13,169
1/31/22	$12,913	$12,907	$12,533
2/28/22	$12,567	$12,566	$12,311
3/31/22	$12,654	$12,648	$12,391
4/30/22	$11,856	$11,846	$11,589
5/31/22	$11,849	$11,831	$11,676
6/30/22	$10,797	$10,781	$10,592
7/31/22	$11,372	$11,356	$11,120
8/31/22	$10,743	$10,731	$10,592
9/30/22	$9,683	$9,668	$9,601
10/31/22	$10,210	$10,194	$10,118
11/30/22	$11,376	$11,358	$11,257
12/31/22	$11,371	$11,356	$11,266
1/31/23	$12,332	$12,316	$12,178
2/28/23	$12,078	$12,063	$11,924
3/31/23	$12,409	$12,388	$12,220
4/30/23	$12,824	$12,803	$12,565
5/31/23	$12,310	$12,285	$12,033
6/30/23	$12,813	$12,784	$12,581
7/31/23	$13,184	$13,155	$12,988
8/31/23	$12,657	$12,629	$12,490
9/30/23	$12,183	$12,156	$12,064
10/31/23	$11,713	$11,686	$11,575
11/30/23	$12,814	$12,787	$12,649
12/31/23	$13,521	$13,494	$13,321
1/31/24	$13,642	$13,614	$13,398
2/29/24	$13,839	$13,812	$13,643
3/31/24	$14,219	$14,187	$14,076
4/30/24	$13,952	$13,917	$13,731
5/31/24	$14,527	$14,493	$14,262
6/30/24	$14,439	$14,407	$14,032
7/31/24	$14,752	$14,719	$14,444
8/31/24	$15,230	$15,199	$14,914
9/30/24	$15,310	$15,278	$15,051
10/31/24	$14,300	$14,272	$14,233
11/30/24	$14,235	$14,210	$14,152
12/31/24	$13,821	$13,797	$13,830
1/31/25	$14,425	$14,400	$14,557
2/28/25	$14,582	$14,557	$14,839
3/31/25	$14,395	$14,363	$14,779
4/30/25	$15,019	$14,982	$15,456
5/31/25	$15,642	$15,603	$16,164
6/30/25	$15,989	$15,952	$16,520
7/31/25	$15,695	$15,662	$16,288
8/31/25	$16,291	$16,260	$16,982
9/30/25	$16,641	$16,608	$17,307
10/31/25	$16,873	$16,842	$17,511
11/30/25	$16,953	$16,926	$17,620
12/31/25	$17,353	$17,324	$18,148
1/31/26	$18,221	$18,195	$19,095
2/28/26	$18,974	$18,945	$19,979
3/31/26	$16,983	$16,951	$17,923
4/30/26	$18,313	$18,274	$19,258
5/31/26	$18,896	$18,853	$19,849
6/30/26	$19,142	$19,098	$19,862
7/31/26	$19,303	$19,262	$20,251
8/31/26	$19,617	$19,578	$20,654

Average Annual Return [Table Text Block]
Table Summary
Fund/Index	1-Year	5-Year	Since Inception 9/6/18
Xtrackers MSCI EAFE Selection Equity ETF - NAV	20.41%	7.49%	8.80%
MSCI EAFE Selection Index	20.40%	7.45%	8.77%
MSCI EAFE Index	21.62%	9.35%	9.50%

Material Change Date		Sep. 01, 2025
AssetsNet			$ 68,724,099
Holdings Count | Holding			349
Advisory Fees Paid, Amount			$ 91,696
InvestmentCompanyPortfolioTurnover			15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	68,724,099
Number of Portfolio Holdings	349
Portfolio Turnover Rate (%)	15
Total Net Advisory Fees Paid ($)	91,696

Holdings [Text Block]

Sector Allocation

Table Summary
Sector	% of Net Assets
Financials	26%
Industrials	19%
Information Technology	11%
Health Care	10%
Consumer Discretionary	8%
Consumer Staples	6%
Materials	6%
Communication Services	4%
Utilities	4%
Energy	3%
Real Estate	1%

Geographical Diversification

Table Summary
Country	% of Net Assets
Japan	25%
United Kingdom	14%
France	12%
Switzerland	9%
Netherlands	9%
Australia	6%
Germany	5%
Sweden	4%
Spain	3%
Denmark	3%
Hong Kong	2%
Other	5%

Largest Holdings [Text Block]

Ten Largest Equity Holdings

Table Summary
Holdings	22.4% of Net Assets
ASML Holding NV (Netherlands)	5.7%
HSBC Holdings PLC (United Kingdom)	3.0%
Novartis AG (Switzerland)	2.4%
AstraZeneca PLC (United Kingdom)	2.1%
Allianz SE (Germany)	1.7%
Commonwealth Bank of Australia (Australia)	1.7%
Schneider Electric SE (France)	1.6%
TotalEnergies SE (France)	1.5%
Sumitomo Mitsui Financial Group, Inc. (Japan)	1.4%
Tokyo Electron Ltd. (Japan)	1.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since September 1, 2025. For more information, review the Fund's current prospectus at dws.com/etfreports, or by calling (844) 851-4255.

Effective September 14, 2026 the Fund changed its name from Xtrackers MSCI EAFE Selection Equity ETF to Xtrackers Bloomberg Developed Markets ex US Equity ETF, and its ticker symbol changed from EASG to DMXU. In addition, the Fund's underlying index changed from the MSCI EAFE Selection Index to the Bloomberg Developed Markets ex US Core Markets Index. In addition, to be consistent with the repurposed Fund’s new name, one of the Fund’s 80% investment policy was changed to the following: “Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of issuers from developed markets countries other than the United States as determined in accordance with the Underlying Index’s methodology." Also, effective September 14, 2026 the Fund's unitary advisory fee was reduced from 0.14% to 0.03% of the Fund's average daily net assets.

Material Fund Change Name [Text Block]			Effective September 14, 2026 the Fund changed its name from Xtrackers MSCI EAFE Selection Equity ETF to Xtrackers Bloomberg Developed Markets ex US Equity ETF, and its ticker symbol changed from EASG to DMXU. In addition, the Fund's underlying index changed from the MSCI EAFE Selection Index to the Bloomberg Developed Markets ex US Core Markets Index. In addition, to be consistent with the repurposed Fund’s new name, one of the Fund’s 80% investment policy was changed to the following: “Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of issuers from developed markets countries other than the United States as determined in accordance with the Underlying Index’s methodology." Also, effective September 14, 2026 the Fund's unitary advisory fee was reduced from 0.14% to 0.03% of the Fund's average daily net assets.
Updated Prospectus Phone Number			(844) 851-4255
Updated Prospectus Web Address			dws.com/en-us/resources/proxy-voting
C000196637
Shareholder Report [Line Items]
Fund Name			Xtrackers MSCI Emerging Markets Select ETF
Class Name			Xtrackers MSCI Emerging Markets Select ETF
Trading Symbol			EMCS
Security Exchange Name			NYSEArca
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Xtrackers MSCI Emerging Markets Select ETF (formerly Xtrackers MSCI Emerging Markets Climate Selection ETF) (the "Fund") for the period September 1, 2025 to August 31, 2026.
Additional Information Phone Number			(844) 851‐4255
Additional Information Website			dws.com/etfreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EMCS	$19	0.15%

Gross expense ratio as of the latest prospectus: 0.15%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount			$ 19
Expense Ratio, Percent			0.15%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Global Select 500 - Emerging Markets Subset Index (the Underlying Index). The Underlying Index consists of large- and medium-capitalization companies across emerging markets countries that meet certain environmental, social and governance ("ESG") criteria, as defined by the index provider.

The Fund returned 48.60% for the period ended August 31, 2026. The Fund's underlying index returned 49.09% and the Fund's broad-based index the MSCI Emerging Markets Index returned 39.25% during the same period.

The majority of sectors contributed positively to performance during the period with the greatest contribution coming from Information Technology, Financials and Materials. Consumer Discretionary, Communication Services and Energy sectors detracted from performance. From a geographical perspective, the majority of countries contributed positively to performance during the period with the greatest contribution coming from Taiwan, Korea and the United States. Hong Kong, India and Russia contributed negatively to performance.

Line Graph [Table Text Block]
Table Summary
	Xtrackers MSCI Emerging Markets Select ETF - NAV	MSCI Global Select 500 - Emerging Markets Subset Index (the Underlying Index)	MSCI Emerging Markets Index
12/6/18	$10,000	$10,000	$10,000
12/31/18	$9,543	$9,542	$9,546
1/31/19	$10,391	$10,390	$10,383
2/28/19	$10,386	$10,384	$10,406
3/31/19	$10,487	$10,494	$10,494
4/30/19	$10,756	$10,768	$10,715
5/31/19	$9,945	$9,969	$9,937
6/30/19	$10,501	$10,533	$10,557
7/31/19	$10,452	$10,491	$10,428
8/31/19	$9,983	$10,018	$9,920
9/30/19	$10,070	$10,107	$10,109
10/31/19	$10,522	$10,565	$10,535
11/30/19	$10,608	$10,660	$10,521
12/31/19	$11,367	$11,427	$11,306
1/31/20	$10,827	$10,893	$10,779
2/29/20	$10,343	$10,395	$10,210
3/31/20	$8,797	$8,839	$8,638
4/30/20	$9,664	$9,712	$9,429
5/31/20	$9,726	$9,771	$9,501
6/30/20	$10,546	$10,598	$10,200
7/31/20	$11,695	$11,759	$11,111
8/31/20	$12,009	$12,076	$11,357
9/30/20	$11,851	$11,918	$11,174
10/31/20	$12,296	$12,372	$11,405
11/30/20	$12,999	$13,078	$12,459
12/31/20	$13,629	$13,723	$13,375
1/31/21	$14,457	$14,551	$13,785
2/28/21	$14,386	$14,490	$13,891
3/31/21	$14,195	$14,295	$13,681
4/30/21	$14,586	$14,688	$14,022
5/31/21	$14,576	$14,683	$14,183
6/30/21	$14,889	$15,009	$14,372
7/31/21	$13,847	$13,956	$13,404
8/31/21	$14,230	$14,340	$13,755
9/30/21	$13,586	$13,709	$13,209
10/31/21	$13,827	$13,948	$13,339
11/30/21	$13,152	$13,262	$12,795
12/31/21	$13,321	$13,440	$13,035
1/31/22	$13,180	$13,292	$12,789
2/28/22	$12,508	$12,704	$12,406
3/31/22	$12,353	$12,472	$12,126
4/30/22	$11,523	$11,638	$11,452
5/31/22	$11,558	$11,659	$11,502
6/30/22	$10,764	$10,853	$10,738
7/31/22	$10,607	$10,706	$10,711
8/31/22	$10,595	$10,714	$10,756
9/30/22	$9,263	$9,356	$9,495
10/31/22	$8,871	$8,967	$9,200
11/30/22	$10,359	$10,482	$10,565
12/31/22	$10,260	$10,376	$10,416
1/31/23	$11,198	$11,313	$11,239
2/28/23	$10,413	$10,522	$10,510
3/31/23	$10,777	$10,891	$10,829
4/30/23	$10,481	$10,591	$10,706
5/31/23	$10,273	$10,398	$10,526
6/30/23	$10,652	$10,785	$10,926
7/31/23	$11,283	$11,429	$11,606
8/31/23	$10,539	$10,682	$10,891
9/30/23	$10,194	$10,335	$10,606
10/31/23	$9,814	$9,948	$10,194
11/30/23	$10,530	$10,686	$11,010
12/31/23	$10,838	$11,015	$11,440
1/31/24	$10,374	$10,549	$10,909
2/29/24	$10,804	$10,995	$11,428
3/31/24	$11,043	$11,239	$11,679
4/30/24	$11,140	$11,346	$11,764
5/31/24	$11,257	$11,473	$11,830
6/30/24	$11,752	$11,995	$12,297
7/31/24	$11,767	$12,016	$12,333
8/31/24	$12,093	$12,376	$12,532
9/30/24	$13,076	$13,400	$14,453
10/31/24	$12,516	$12,784	$14,176
11/30/24	$11,967	$12,277	$13,372
12/31/24	$12,032	$12,328	$12,825
1/31/25	$12,158	$12,642	$12,659
2/28/25	$12,679	$12,994	$12,579
3/31/25	$12,679	$12,992	$12,518
4/30/25	$12,703	$13,038	$12,299
5/31/25	$13,278	$13,640	$12,316
6/30/25	$14,121	$14,521	$12,775
7/31/25	$14,325	$14,716	$13,369
8/31/25	$14,366	$14,726	$14,638
9/30/25	$15,668	$16,085	$15,685
10/31/25	$16,327	$16,794	$16,341
11/30/25	$15,947	$16,417	$15,950
12/31/25	$16,567	$17,060	$16,427
1/31/26	$18,043	$18,560	$17,881
2/28/26	$19,107	$19,640	$18,864
3/31/26	$16,532	$16,992	$16,400
4/30/26	$18,974	$19,504	$18,812
5/31/26	$21,308	$21,920	$20,635
6/30/26	$21,436	$22,060	$20,344
7/31/26	$21,003	$21,624	$19,719
8/31/26	$21,348	$21,975	$20,383

Average Annual Return [Table Text Block]
Table Summary
Fund/Index	1-Year	5-Year	Since Inception 12/6/18
Xtrackers MSCI Emerging Markets Select ETF - NAV	48.60%	8.45%	10.29%
MSCI Global Select 500 - Emerging Markets Subset Index	49.09%	8.89%	10.70%
MSCI Emerging Markets Index	39.25%	8.18%	9.63%

Material Change Date		Sep. 01, 2025
AssetsNet			$ 1,027,891,918
Holdings Count | Holding			66
Advisory Fees Paid, Amount			$ 1,264,179
InvestmentCompanyPortfolioTurnover			57.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	1,027,891,918
Number of Portfolio Holdings	66
Portfolio Turnover Rate (%)	57
Total Net Advisory Fees Paid ($)	1,264,179

Holdings [Text Block]

Sector Allocation

Table Summary
Sector	% of Net Assets
Information Technology	45%
Financials	31%
Consumer Discretionary	8%
Communication Services	8%
Materials	3%
Real Estate	2%
Industrials	1%
Energy	1%

Geographical Diversification

Table Summary
Country	% of Net Assets
Taiwan	39%
South Korea	22%
China	14%
India	7%
Brazil	4%
United States	3%
Hong Kong	3%
Mexico	2%
Other	5%

Largest Holdings [Text Block]

Ten Largest Equity Holdings

Table Summary
Holdings	53.1% of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	19.4%
Samsung Electronics Co. Ltd. (South Korea)	10.3%
SK hynix, Inc. (South Korea)	7.3%
Tencent Holdings Ltd. (China)	4.7%
Alibaba Group Holding Ltd. (Hong Kong)	2.8%
MediaTek, Inc. (Taiwan)	2.2%
Delta Electronics, Inc. (Taiwan)	1.7%
Southern Copper Corp. (United States)	1.6%
China Construction Bank Corp. (China)	1.6%
HDFC Bank Ltd. (India)	1.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since September 1, 2025. For more information, review the Fund's current prospectus at dws.com/etfreports, or by calling (844) 851-4255.

Effective June 1, 2026, the Fund changed its name from Xtrackers MSCI Emerging Markets Climate Selection ETF to Xtrackers MSCI Emerging Markets Select ETF. In addition, the Fund's underlying index changed its name from MSCI Global Climate 500 Emerging Markets Selection Index to the MSCI Global Select 500 - Emerging Markets Subset Index, resulting from changes to the screening methodology of the Underlying Index’s parent index, the MSCI ACWI Select Climate 500 Index.

Summary of Change Legend [Text Block]			This is a summary of certain changes of the Fund since September 1, 2025.
Updated Prospectus Phone Number			(844) 851-4255
Updated Prospectus Web Address			dws.com/en-us/resources/proxy-voting
C000241385
Shareholder Report [Line Items]
Fund Name			Xtrackers MSCI USA Climate Action Equity ETF
Class Name			Xtrackers MSCI USA Climate Action Equity ETF
Trading Symbol			USCA
Security Exchange Name			NYSEArca
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Xtrackers MSCI USA Climate Action Equity ETF (the "Fund") for the period September 1, 2025 to August 31, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.
Additional Information Phone Number			(844) 851‐4255
Additional Information Website			dws.com/etfreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
USCA	$8	0.07%

Gross expense ratio as of the latest prospectus: 0.07%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount			$ 8
Expense Ratio, Percent			0.07%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI USA Climate Action Index (the Underlying Index) which is comprised of large and mid-capitalization companies in the United States that the Underlying Index’s methodology assesses as leading their sector peers in taking action relating to a climate transition.

The Fund returned 15.02% for the period ended August 31, 2026. The Fund's underlying index returned 15.08% and the Fund's broad-based index the  MSCI USA Index returned 20.02% during the same period.

All sectors contributed positively to performance during the period with the greatest contribution coming from Information Technology, Health Care and Communication Services.

Average Annual Return [Table Text Block]
Table Summary
Fund/Index	1-Year	Since Inception 4/4/23
Xtrackers MSCI USA Climate Action Equity ETF - NAV	15.02%	20.71%
MSCI USA Climate Action Index	15.08%	20.77%
MSCI USA Index	20.02%	21.75%

Average Annual Total Returns

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Shares are bought and sold at market price (closing price) not net asset value (NAV) and are not individually redeemed from the Fund. To obtain the most recent month-end performance data visit etf.dws.com/en-us/etf-products or call (844) 851-4255.

AssetsNet			$ 3,520,741,192
Holdings Count | Holding			392
Advisory Fees Paid, Amount			$ 2,169,341
InvestmentCompanyPortfolioTurnover			35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	3,520,741,192
Number of Portfolio Holdings	392
Portfolio Turnover Rate (%)	35
Total Net Advisory Fees Paid ($)	2,169,341

Largest Holdings [Text Block]

Ten Largest Equity Holdings

Table Summary
Holdings	46.2% of Net Assets
NVIDIA Corp.	9.4%
Apple, Inc.	8.6%
Microsoft Corp.	6.6%
Alphabet, Inc.	6.6%
Amazon.com, Inc.	4.6%
Broadcom, Inc.	3.1%
Meta Platforms, Inc.	2.3%
Tesla, Inc.	1.9%
Eli Lilly & Co.	1.7%
Advanced Micro Devices, Inc.	1.4%

Updated Prospectus Phone Number			(844) 851-4255
Updated Prospectus Web Address			dws.com/en-us/resources/proxy-voting
C000210444
Shareholder Report [Line Items]
Fund Name			Xtrackers MSCI USA Selection Equity ETF
Class Name			Xtrackers MSCI USA Selection Equity ETF
Trading Symbol			USSG
Security Exchange Name			NYSEArca
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Xtrackers MSCI USA Selection Equity ETF (the "Fund") for the period September 1, 2025 to August 31, 2026.
Additional Information Phone Number			(844) 851‐4255
Additional Information Website			dws.com/etfreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
USSG	$10	0.09%

Gross expense ratio as of the latest prospectus: 0.09%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount			$ 10
Expense Ratio, Percent			0.09%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI USA Selection Index (the Underlying Index). The Underlying Index is a capitalization weighted index that provides exposure to companies with high environmental, social and governance (“ESG”) performance relative to their sector peers and consists of large- and medium-capitalization companies in the U.S. market.

The Fund returned 23.03% for the period ended August 31, 2026. The Fund's underlying index returned 23.17% and the Fund's broad-based index the  MSCI USA Index returned 20.02% during the same period.

The majority of sectors contributed positively to performance during the period with the greatest contribution coming from Information Technology, Communication Services and Health Care. Consumer Discretionary is the only sector that detracted from the performance.

Average Annual Return [Table Text Block]
Table Summary
Fund/Index	1-Year	5-Year	Since Inception 3/7/19
Xtrackers MSCI USA Selection Equity ETF - NAV	23.03%	12.94%	16.77%
MSCI USA Selection Index	23.17%	13.04%	16.86%
MSCI USA Index	20.02%	12.32%	16.34%

Average Annual Total Returns

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Shares are bought and sold at market price (closing price) not net asset value (NAV) and are not individually redeemed from the Fund. To obtain the most recent month-end performance data visit etf.dws.com/en-us/etf-products or call (844) 851-4255.

AssetsNet			$ 590,838,849
Holdings Count | Holding			252
Advisory Fees Paid, Amount			$ 487,132
InvestmentCompanyPortfolioTurnover			7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	590,838,849
Number of Portfolio Holdings	252
Portfolio Turnover Rate (%)	7
Total Net Advisory Fees Paid ($)	487,132

Largest Holdings [Text Block]

Ten Largest Equity Holdings

Table Summary
Holdings	48.9% of Net Assets
NVIDIA Corp.	14.5%
Microsoft Corp.	10.2%
Alphabet, Inc.	10.2%
Tesla, Inc.	3.0%
Eli Lilly & Co.	2.6%
Advanced Micro Devices, Inc.	2.2%
Johnson & Johnson	1.8%
Visa, Inc.	1.8%
Mastercard, Inc.	1.4%
Costco Wholesale Corp.	1.2%

Updated Prospectus Phone Number			(844) 851-4255
Updated Prospectus Web Address			dws.com/en-us/resources/proxy-voting
C000236536
Shareholder Report [Line Items]
Fund Name			Xtrackers Net Zero Pathway Paris Aligned US Equity ETF
Class Name			Xtrackers Net Zero Pathway Paris Aligned US Equity ETF
Trading Symbol			USNZ
Security Exchange Name			NYSEArca
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Xtrackers Net Zero Pathway Paris Aligned US Equity ETF (the "Fund") for the period September 1, 2025 to August 31, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.
Additional Information Phone Number			(844) 851‐4255
Additional Information Website			dws.com/etfreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
USNZ	$11	0.10%

Gross expense ratio as of the latest prospectus: 0.10%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount			$ 11
Expense Ratio, Percent			0.10%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive ISS ESG United States Net Zero Pathway Enhanced PAB Index (the Underlying Index), which is comprised of large and mid-capitalization companies in the United States that meet certain environmental, social and governance (“ ESG “) criteria. The constituents of the Underlying Index are weighted in such a manner seeking to comply with the European Union Paris-aligned Benchmark standards, while incorporating recommendations of the Net Zero Investment Framework published, from time to time, by the Institutional Investors Group on Climate Change.

The Fund returned 20.54% for the period ended August 31, 2026. The Fund's underlying index returned 20.65% and the Fund's broad-based index the  S&P 500® Index returned 20.38% during the same period.

All sectors contributed positively to performance during the period with the greatest contribution coming from Information Technology, Health Care and Financials.

Average Annual Return [Table Text Block]
Table Summary
Fund/Index	1-Year	Since Inception 6/28/22
Xtrackers Net Zero Pathway Paris Aligned US Equity ETF - NAV	20.54%	18.66%
Solactive ISS ESG United States Net Zero Pathway Enhanced PAB Index	20.65%	18.75%
S&P 500® Index	20.38%	19.30%

Average Annual Total Returns

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Shares are bought and sold at market price (closing price) not net asset value (NAV) and are not individually redeemed from the Fund. To obtain the most recent month-end performance data visit etf.dws.com/en-us/etf-products or call (844) 851-4255.

AssetsNet			$ 299,394,906
Holdings Count | Holding			298
Advisory Fees Paid, Amount			$ 281,714
InvestmentCompanyPortfolioTurnover			8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	299,394,906
Number of Portfolio Holdings	298
Portfolio Turnover Rate (%)	8
Total Net Advisory Fees Paid ($)	281,714

Largest Holdings [Text Block]

Ten Largest Equity Holdings

Table Summary
Holdings	46.0% of Net Assets
NVIDIA Corp.	9.8%
Apple, Inc.	8.6%
Microsoft Corp.	6.8%
Alphabet, Inc.	6.5%
Amazon.com, Inc.	4.0%
Broadcom, Inc.	3.0%
Meta Platforms, Inc.	2.1%
Tesla, Inc.	1.8%
Micron Technology, Inc.	1.8%
Eli Lilly & Co.	1.6%

Updated Prospectus Phone Number			(844) 851-4255
Updated Prospectus Web Address			dws.com/en-us/resources/proxy-voting
C000247939
Shareholder Report [Line Items]
Fund Name			Xtrackers RREEF Global Natural Resources ETF
Class Name			Xtrackers RREEF Global Natural Resources ETF
Trading Symbol			NRES
Security Exchange Name			NASDAQ
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Xtrackers RREEF Global Natural Resources ETF (the "Fund") for the period September 1, 2025 to August 31, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.
Additional Information Phone Number			(844) 851‐4255
Additional Information Website			dws.com/etfreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
NRES	$53	0.45%

Gross expense ratio as of the latest prospectus: 0.45%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount			$ 53
Expense Ratio, Percent			0.45%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

The Fund seeks total return from both capital appreciation and current income. The Fund is an actively-managed exchange-traded fund (“ETF”) that does not seek to replicate the performance of a specific index. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of companies in the natural resources sector.

The Fund returned 36.73% for the period ended August 31, 2026. The Fund's broad-based index, the MSCI World Index, returned 20.37% for the same period, while the Fund's additional, more narrowly based index, S&P Global Natural Resources Net TR index returned 38.00%.

The majority of sectors contributed positively to performance during the period with the greatest contribution coming from the Gold, Integrated Oil & Gas and Diversified Metals & Mining sectors. Paper Products, Forest Products and Specialty Chemicals sectors detracted from performance. From a geographical perspective, the majority of countries contributed positively to performance during the period with the greatest contribution coming from the United States, Canada and the United Kingdom while Switzerland, Sweden and Finland contributed negatively to performance.

Line Graph [Table Text Block]
Table Summary
	Xtrackers RREEF Global Natural Resources ETF - NAV	MSCI World Index	S&P Global Natural Resources Net TR index
2/27/24	$10,000	$10,000	$10,000
2/29/24	$9,993	$10,018	$10,046
3/31/24	$10,893	$10,337	$10,872
4/30/24	$10,919	$9,956	$10,865
5/31/24	$11,231	$10,401	$11,159
6/30/24	$10,721	$10,612	$10,664
7/31/24	$10,935	$10,799	$10,811
8/31/24	$10,875	$11,085	$10,794
9/30/24	$11,060	$11,309	$11,028
10/31/24	$10,678	$11,084	$10,534
11/30/24	$10,543	$11,593	$10,455
12/31/24	$9,755	$11,291	$9,716
1/31/25	$10,301	$11,689	$10,259
2/28/25	$10,289	$11,605	$10,238
3/31/25	$10,399	$11,089	$10,390
4/30/25	$9,971	$11,187	$10,072
5/31/25	$10,292	$11,849	$10,366
6/30/25	$10,626	$12,361	$10,729
7/31/25	$10,555	$12,520	$10,806
8/31/25	$11,227	$12,846	$11,511
9/30/25	$11,528	$13,259	$11,733
10/31/25	$11,528	$13,525	$11,648
11/30/25	$12,100	$13,563	$12,108
12/31/25	$12,447	$13,673	$12,521
1/31/26	$13,807	$13,979	$13,817
2/28/26	$15,075	$14,081	$15,207
3/31/26	$14,857	$13,184	$14,984
4/30/26	$14,814	$14,449	$15,008
5/31/26	$14,384	$15,107	$14,862
6/30/26	$13,216	$14,998	$13,696
7/31/26	$14,097	$15,075	$14,722
8/31/26	$15,350	$15,464	$15,885

Average Annual Return [Table Text Block]
Table Summary
Fund/Index	1-Year	Since Inception 2/27/24
Xtrackers RREEF Global Natural Resources ETF - NAV	36.73%	18.60%
MSCI World Index	20.37%	18.95%
S&P Global Natural Resources Net TR index	38.00%	20.23%

AssetsNet			$ 37,401,322
Holdings Count | Holding			60
Advisory Fees Paid, Amount			$ 157,798
InvestmentCompanyPortfolioTurnover			142.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	37,401,322
Number of Portfolio Holdings	60
Portfolio Turnover Rate (%)	142
Total Net Advisory Fees Paid ($)	157,798

Holdings [Text Block]

Sector Allocation

Table Summary
Industry	% of Net Assets
Metals & Mining	32%
Oil, Gas & Consumable Fuels	31%
Chemicals	13%
Containers & Packaging	12%
Food Products	6%
Paper & Forest Products	4%
Energy Equipment & Services	1%
Specialized REITs	1%

Geographical Diversification

Table Summary
Country	% of Net Assets
United States	44%
Canada	22%
United Kingdom	11%
Switzerland	4%
South Africa	3%
Brazil	3%
Ireland	3%
Finland	2%
Netherlands	2%
Other	6%

Largest Holdings [Text Block]

Ten Largest Equity Holdings

Table Summary
Holdings	38.3% of Net Assets
Shell PLC (United Kingdom)	5.6%
Nutrien Ltd. (Canada)	5.6%
Newmont Corp. (United States)	4.3%
Glencore PLC (Switzerland)	3.8%
ExxonMobil Holdings Corp. (United States)	3.8%
Gold Fields Ltd. (South Africa)	3.5%
Chevron Corp. (United States)	3.1%
Anglogold Ashanti PLC (United States)	3.0%
Corteva, Inc. (United States)	2.9%
Smurfit Westrock PLC (Ireland)	2.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number			(844) 851-4255
Updated Prospectus Web Address			dws.com/en-us/resources/proxy-voting

[1]	Based on the period February 19, 2026 (commencement of operations) through August 31, 2026. Expenses would have been higher if the Fund had been in existence for the full reporting period.
[2]	Annualized.
[3]	Based on the period December 23, 2025 (commencement of operations) through August 31, 2026. Expenses would have been higher if the Fund had been in existence for the full reporting period.
[4]	Annualized.